UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Global Allocation Fund

Investor Class (RPGAX)

This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$41	0.79%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$855,902
Number of Portfolio Holdings	2,004
Table Summary

Portfolio Turnover Rate	21.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	53.4%
Bond Funds	16.3
Private Investment Companies	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.1
Equity Funds	6.7
Corporate Bonds	3.6
Securities Lending Collateral	0.7
Asset-Backed Securities	0.6
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	3.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	6.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.0
T. Rowe Price International Bond Fund - I Class	3.5
U.S. Treasury Inflation-Indexed Notes	3.1
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.6
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
U.S. Treasury Bonds	2.1
NVIDIA	2.1
Alphabet	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F154-053 6/26

Global Allocation Fund

Investor Class (RPGAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Global Allocation Fund

Advisor Class (PAFGX)

This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$53	1.03%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$855,902
Number of Portfolio Holdings	2,004
Table Summary

Portfolio Turnover Rate	21.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	53.4%
Bond Funds	16.3
Private Investment Companies	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.1
Equity Funds	6.7
Corporate Bonds	3.6
Securities Lending Collateral	0.7
Asset-Backed Securities	0.6
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	3.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	6.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.0
T. Rowe Price International Bond Fund - I Class	3.5
U.S. Treasury Inflation-Indexed Notes	3.1
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.6
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
U.S. Treasury Bonds	2.1
NVIDIA	2.1
Alphabet	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F244-053 6/26

Global Allocation Fund

Advisor Class (PAFGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Global Allocation Fund

I Class (TGAFX)

This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$31	0.61%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$855,902
Number of Portfolio Holdings	2,004
Table Summary

Portfolio Turnover Rate	21.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	53.4%
Bond Funds	16.3
Private Investment Companies	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.1
Equity Funds	6.7
Corporate Bonds	3.6
Securities Lending Collateral	0.7
Asset-Backed Securities	0.6
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	3.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	6.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.0
T. Rowe Price International Bond Fund - I Class	3.5
U.S. Treasury Inflation-Indexed Notes	3.1
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.6
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
U.S. Treasury Bonds	2.1
NVIDIA	2.1
Alphabet	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F218-053 6/26

Global Allocation Fund

I Class (TGAFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGAX Global Allocation Fund
PAFGX Global Allocation Fund–
.
Advisor Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 16 .82 $ 15 .67 $ 13 .26 $ 12 .83 $ 16 .75 $ 13 .80
Investment
activities
Net investment
income
(1)(2)
0 .13 0 .31 0 .28 0 .25 0 .20 0 .16
Net realized and
unrealized gain/
loss 0 .95 1 .62 2 .49 0 .59 ( 2 .95 ) 2 .95
Total from
investment
activities 1 .08 1 .93 2 .77 0 .84 ( 2 .75 ) 3 .11
Distributions
Net investment
income ( 0 .43 ) ( 0 .40 ) ( 0 .36 ) ( 0 .22 ) ( 0 .15 ) ( 0 .14 )
Net realized gain ( 0 .69 ) ( 0 .38 ) — ( 0 .19 ) ( 1 .02 ) ( 0 .02 )
Total distributions ( 1 .12 ) ( 0 .78 ) ( 0 .36 ) ( 0 .41 ) ( 1 .17 ) ( 0 .16 )
NET ASSET
VALUE
End of period $ 16 .78 $ 16 .82 $ 15 .67 $ 13 .26 $ 12 .83 $ 16 .75

T. ROWE PRICE Global Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6 .86% 12 .97% 21 .14% 6 .62% ( 17 .55 ) % 22 .66%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .91%
(4)
0 .92% 0 .92% 0 .86% 0 .86% 0 .83%
Net expenses
after waivers/
payments by
Price Associates 0 .79%
(4)
0 .79% 0 .78% 0 .72% 0 .73% 0 .72%
Net investment
income 1 .64%
(4)
2 .01% 1 .86% 1 .89% 1 .37% 1 .01%
Portfolio turnover
rate 21 .7% 39 .0% 38 .8% 50 .5% 72 .1% 42 .2%
Net assets, end
of period (in
thousands) $541,468 $530,789 $516,949 $492,231 $708,365 $1,037,535
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 16 .68 $ 15 .54 $ 13 .16 $ 12 .71 $ 16 .59 $ 13 .67
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .28 0 .24 0 .21 0 .15 0 .11
Net realized and
unrealized gain/
loss 0 .94 1 .60 2 .47 0 .59 ( 2 .93 ) 2 .93
Total from
investment
activities 1 .05 1 .88 2 .71 0 .80 ( 2 .78 ) 3 .04
Distributions
Net investment
income ( 0 .38 ) ( 0 .36 ) ( 0 .33 ) ( 0 .16 ) ( 0 .08 ) ( 0 .10 )
Net realized gain ( 0 .69 ) ( 0 .38 ) — ( 0 .19 ) ( 1 .02 ) ( 0 .02 )
Total distributions ( 1 .07 ) ( 0 .74 ) ( 0 .33 ) ( 0 .35 ) ( 1 .10 ) ( 0 .12 )
NET ASSET
VALUE
End of period $ 16 .66 $ 16 .68 $ 15 .54 $ 13 .16 $ 12 .71 $ 16 .59

T. ROWE PRICE Global Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6 .70% 12 .71% 20 .85% 6 .38% ( 17 .85 ) % 22 .33%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .24%
(4)
1 .26% 1 .25% 1 .19% 1 .18% 1 .17%
Net expenses
after waivers/
payments by
Price Associates 1 .03%
(4)
1 .02% 1 .01% 1 .01% 1 .02% 1 .04%
Net investment
income 1 .40%
(4)
1 .79% 1 .65% 1 .59% 1 .08% 0 .70%
Portfolio turnover
rate 21 .7% 39 .0% 38 .8% 50 .5% 72 .1% 42 .2%
Net assets, end
of period (in
thousands) $2,947 $3,126 $3,385 $3,446 $4,457 $6,662
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 16 .83 $ 15 .68 $ 13 .29 $ 12 .88 $ 16 .82 $ 13 .84
Investment
activities
Net investment
income
(1)(2)
0 .15 0 .34 0 .31 0 .27 0 .22 0 .18
Net realized and
unrealized gain/
loss 0 .94 1 .62 2 .49 0 .58 ( 2 .97 ) 2 .97
Total from
investment
activities 1 .09 1 .96 2 .80 0 .85 ( 2 .75 ) 3 .15
Distributions
Net investment
income ( 0 .47 ) ( 0 .43 ) ( 0 .41 ) ( 0 .25 ) ( 0 .17 ) ( 0 .15 )
Net realized gain ( 0 .69 ) ( 0 .38 ) — ( 0 .19 ) ( 1 .02 ) ( 0 .02 )
Total distributions ( 1 .16 ) ( 0 .81 ) ( 0 .41 ) ( 0 .44 ) ( 1 .19 ) ( 0 .17 )
NET ASSET
VALUE
End of period $ 16 .76 $ 16 .83 $ 15 .68 $ 13 .29 $ 12 .88 $ 16 .82

T. ROWE PRICE Global Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6 .94% 13 .22% 21 .39% 6 .75% ( 17 .49 ) % 22 .89%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .77%
(4)
0 .78% 0 .78% 0 .76% 0 .75% 0 .73%
Net expenses
after waivers/
payments by
Price Associates 0 .61%
(4)
0 .60% 0 .60% 0 .59% 0 .60% 0 .62%
Net investment
income 1 .83%
(4)
2 .20% 2 .06% 1 .99% 1 .59% 1 .11%
Portfolio turnover
rate 21 .7% 39 .0% 38 .8% 50 .5% 72 .1% 42 .2%
Net assets, end
of period (in
thousands) $311,487 $294,179 $291,741 $276,877 $241,804 $191,932
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Banco BBVA Argentina, ADR (USD) (1) 1,278 18
MercadoLibre (USD) (2) 396 710
Tenaris, ADR (USD) (1) 1,184 76
Vista Energy, ADR (USD) (2) 8,108 602
Total Argentina (Cost $442) 1,406
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  10,994 172
ANZ Group Holdings  13,179 350
Ausgold (2) 47,718 32
BHP Group  22,058 873
BHP Group (GBP) (1) 3,108 123
BlueScope Steel  2,232 49
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $179 (USD) (2)(3)(4) 105 157
Capricorn Metals  18,259 151
Cochlear  727 49
Coles Group  6,956 111
Downer EDI  21,240 114
Emerald Resources (2) 44,111 186
Evolution Mining  2,069 18
Fortescue  1,352 20
Frontier Digital Ventures (2) 272,255 75
Genesis Minerals (2) 4,573 20
Goodman Group  9,179 199
IDP Education (1) 12,583 30
IGO (2) 3,711 20
Iluka Resources (1) 11,516 69
Lynas Rare Earths (2) 3,701 53
Macquarie Group  1,231 211
Mirvac Group  44,477 55
Netwealth Group  1,884 32
Northern Star Resources  4,657 71
PLS Group (2) 6,128 27
Predictive Discovery (2) 119,667 81
Predictive Discovery (CAD) (2) 52,007 34
Ramelius Resources (1) 8,486 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Reliance Worldwide  17,104 41
Rio Tinto (1) 684 84
Scentre Group  104,102 280
South32  20,090 60
Southern Palladium (2) 3,511 4
Sovereign Metals (2) 10,454 5
Suncorp Group  16,012 199
Telstra Group  44,634 171
Turaco Gold (2) 88,354 36
WIA Gold (2) 46,303 17
Yancoal Australia (HKD)  4,000 21
4,321
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (USD) (2)
(3)(4) 4 6
6
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (5) 140,000 126
Woodside Finance, 3.70%, 3/15/28 (USD) (5) 67,000 66
Woodside Finance, 4.50%, 3/4/29 (USD) (5) 105,000 105
297
Total Australia (Cost $3,234) 4,624
AUSTRIA 0.2%
Common Stocks 0.2%
ASTA Energy Solutions (2) 363 24
BAWAG Group  9,685 1,659
Erste Group Bank  1,965 217
OMV  1,663 117
Total Austria (Cost $560) 2,017
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  8,683 20
Total Bahrain (Cost $23) 20

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  190,862 114
Marico Bangladesh  2,393 54
Square Pharmaceuticals  21,153 36
Total Bangladesh (Cost $153) 204
BELGIUM 0.1%
Common Stocks 0.1%
Aedifica  1,149 97
KBC Ancora  817 74
UCB  551 150
Warehouses De Pauw  19,557 514
Total Belgium (Cost $736) 835
BRAZIL 0.3%
Common Stocks 0.3%
B3  33,634 123
Itau Unibanco Holding, ADR (USD)  43,469 378
Klabin  37,592 135
Localiza Rent a Car  45,663 426
Multiplan Empreendimentos Imobiliarios  22,822 146
NU Holdings, Class A (USD) (2) 37,221 539
Raia Drogasil  113,947 503
TOTVS  10,208 66
Vale  1,254 21
WEG  32,336 294
2,631
Preferred Stocks 0.0%
Klabin  1 —
Localiza Rent a Car  438 4
4
Total Brazil (Cost $1,906) 2,635

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CANADA 1.7%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (2) 2,500 53
53
Common Stocks 1.4%
Agnico Eagle Mines  2,523 474
Agnico Eagle Mines (USD)  436 82
Alamos Gold, Class A  4,026 161
Alamos Gold, Class A (USD) (1) 1,131 45
Almonty Industries (USD) (2) 1,268 28
Americas Gold & Silver (2) 18,696 107
Aris Mining (2) 27,144 485
Aritzia (2) 737 78
Artemis Gold (2) 7,819 198
AtkinsRealis Group (1) 1,950 135
ATS (1)(2) 2,370 77
Badger Infrastructure Solutions  4,114 199
Barrick Mining  10,054 395
Baytex Energy (1) 10,147 51
Benz Mining, CDI (AUD) (2) 15,155 22
Brookfield  4,440 201
BRP  1,221 68
Cameco (USD)  1,523 187
Canadian Apartment Properties REIT (1) 1,849 50
Canadian National Railway (USD)  1,812 203
Canadian Natural Resources  10,768 514
Canadian Natural Resources (USD)  10,239 488
Capstone Copper (2) 11,796 98
Cenovus Energy  10,437 305
Cenovus Energy (USD)  17,600 515
Colliers International Group (USD)  620 65
Constellation Software, Warrants, 3/31/40 (2)(3) 79 —
Definity Financial (1) 11,038 563
Descartes Systems Group (1)(2) 2,139 154
Descartes Systems Group (USD) (2) 1,133 82
Discovery Silver (2) 11,070 68
DPM Metals  5,528 186
Dundee, Warrants, 12/16/26 (2) 2,854 —
Element Fleet Management  16,160 386
Enbridge (USD)  3,952 219

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Energy Fuels (USD) (1)(2) 3,965 86
Equinox Gold  5,988 84
Exchange Income (1) 2,756 203
First Mining Gold (2) 60,098 19
First Quantum Minerals (2) 6,311 155
Franco-Nevada  2,225 513
G Mining Ventures (2) 6,063 210
Gold Royalty (USD) (1)(2) 1,281 4
Great-West Lifeco  2,234 119
Headwater Exploration  6,853 68
Hemlo Mining (2) 16,825 65
i-80 Gold (2) 16,938 26
Ivanhoe Mines, Class A (2) 3,206 26
Jamieson Wellness  3,701 92
Kelt Exploration (2) 8,749 65
Keyera  1,049 41
Kinaxis (1)(2) 1,173 121
Kinross Gold  8,895 269
Lundin Gold  669 45
Montage Gold (2) 2,469 24
National Bank of Canada (1) 986 149
New Found Gold (2) 8,691 17
NGEx Minerals (2) 4,817 89
North West  1,827 68
OceanaGold  548 17
Omai Gold Mines (2) 35,589 61
OR Royalties (1) 6,532 241
Pet Valu Holdings (1) 3,000 47
Precision Drilling (2) 609 57
Richelieu Hardware (1) 2,595 76
Shopify, Class A (2) 305 37
Shopify, Class A (USD) (2) 3,824 463
Skeena Resources (2) 4,944 144
Snowline Gold (2) 12,452 132
South Bow  2,193 75
StorageVault Canada  28,087 91
Suncor Energy  3,050 209
Suncor Energy (USD)  1,561 107
Tamarack Valley Energy  7,900 74
Teck Resources, Class B (USD)  1,483 87
TMX Group  1,524 62
Tourmaline Oil  2,027 98
West Fraser Timber (1) 887 56

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals  2,011 254
11,835
Corporate Bonds 0.2%
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (USD) (6) 90,000 89
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 103
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 128
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  135,000 128
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 109
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 21
Element Fleet Management, 4.641%, 11/24/30 (USD) (5) 160,000 159
Enbridge, 4.60%, 6/20/28 (USD)  15,000 15
Enbridge, 5.625%, 4/5/34 (USD)  65,000 67
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
National Bank of Canada, VR, 4.166%, 1/20/29 (USD) (6) 250,000 249
Rogers Communications, 5.00%, 2/15/29 (USD)  165,000 166
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 224
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD)  35,000 35
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 92
TR Finance, 3.35%, 5/15/26 (USD)  10,000 10
1,643
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 133
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 315
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 248
696
Total Canada (Cost $9,328) 14,227
CAYMAN ISLANDS 0.1%
Common Stocks 0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $6 (USD) (2)(3)(4) 2,406 6
6
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (2)(3)(4) 1,810 597
597
Total Cayman Islands (Cost $95) 603

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  4,728 230
Sociedad Quimica y Minera de Chile, ADR (USD) (2) 251 23
253
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 222
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (5) 220,000 208
430
Total Chile (Cost $521) 683
CHINA 1.5%
Common Stocks 1.0%
58.com (USD) (2)(3) 5,864 —
Alibaba Group Holding (HKD)  71,828 1,184
Alibaba Group Holding, ADR (USD) (1) 1,059 140
Aluminum Corp. of China, Class H (HKD)  44,000 64
Atour Lifestyle Holdings, ADR (USD)  2,267 87
ATRenew, ADR (USD)  10,800 49
Baidu, Class A (HKD) (2) 4,002 63
BeOne Medicines, ADR (USD) (1)(2) 212 63
Busy Ming Group, Class H (HKD) (2) 400 22
Chifeng Jilong Gold Mining, Class H (HKD)  31,400 148
China Construction Bank, Class H (HKD)  370,000 418
China Hongqiao Group (HKD)  20,000 85
China Mengniu Dairy (HKD)  27,000 60
China Overseas Grand Oceans Group (HKD) (1) 218,000 79
China Pacific Insurance Group, Class H (HKD)  69,600 304
China Resources Beer Holdings (HKD)  43,500 150
China Resources Mixc Lifestyle Services (HKD)  62,200 376
China Tower, Class H (HKD)  149,000 211
H World Group (HKD)  27,300 141
H World Group, ADR (USD) (1) 5,836 301
iQIYI, ADR (USD) (2) 36,049 43
Jiangxi Copper, Class H (HKD)  35,000 166
Kanzhun, ADR (USD)  20,085 272
KE Holdings, ADR (USD) (1) 3,897 67
KE Holdings, Class A (HKD)  30,771 171

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Manycore Tech (HKD) (1)(2) 23,500 68
Meituan, Class B (HKD) (2) 2,400 26
MINISO Group Holding (HKD)  15,600 58
Muyuan Foods, Class H (HKD) (2) 13,500 71
NetEase (HKD)  12,445 291
PICC Property & Casualty, Class H (HKD)  116,000 210
Sany Heavy Industry, Class H (HKD) (2) 13,200 37
Shenzhen Woer Heat-Shrinkable Material, Class H (HKD) (2) 21,800 46
Shenzhou International Group Holdings (HKD)  57,900 353
Tencent Holdings (HKD)  30,254 1,837
Tingyi Cayman Islands Holding (HKD)  66,000 102
Tongcheng Travel Holdings (HKD)  25,200 57
Victory Giant Technology Huizhou, Class H (HKD) (2) 200 8
WuXi AppTec, Class H (HKD)  15,600 274
WuXi XDC Cayman (HKD) (2) 7,000 53
Zepp Health, ADR (USD) (1)(2) 872 15
Zijin Gold International (HKD) (1)(2) 2,232 44
Zijin Mining Group, Class H (HKD)  80,000 371
ZTO Express Cayman (HKD)  13,424 340
8,925
Common Stocks - China A Shares 0.5%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  2,199 113
China Jushi, A Shares (CNH)  35,500 180
Contemporary Amperex Technology, A Shares (CNH)  8,000 514
Dongguan Yiheda Automation, A Shares (CNH)  11,900 50
Hengyi Petrochemical, A Shares (CNH)  78,300 203
Hongfa Technology, A Shares (CNH)  45,724 209
Jiangsu Zhongtian Technology, A Shares (CNH)  29,600 144
LB Group, A Shares (CNH)  20,100 50
Loncin Motor, A Shares (CNH)  62,000 140
Luxi Chemical Group, A Shares (CNH)  19,700 49
Sany Heavy Industry, A Shares (CNH)  91,600 274
Shenzhen Inovance Technology, A Shares (CNH)  8,800 89
Shenzhen Kedali Industry, A Shares (CNH)  2,200 62
Shenzhen YUTO Packaging Technology, A Shares (CNH)  19,700 109
TCL Technology Group, A Shares (CNH)  402,000 252
WUS Printed Circuit Kunshan, A Shares (CNH)  10,000 152
Yantai Jereh Oilfield Services Group, A Shares (CNH)  8,100 163
Yunnan Aluminium, A Shares (CNH)  116,200 546
Zhejiang Dingli Machinery, A Shares (CNH)  8,600 70

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhongji Innolight, A Shares (CNH)  3,400 429
3,798
Total China (Cost $8,934) 12,723
CYPRUS 0.0%
Common Stocks 0.0%
Bank of Cyprus Holdings  14,825 161
Total Cyprus (Cost $152) 161
DENMARK 0.2%
Common Stocks 0.2%
Coloplast, Class B (1) 3,686 228
Novo Nordisk, ADR (USD)  2,552 108
Novo Nordisk, Class B  16,084 684
Novonesis Novozymes, Class B  2,247 138
Orsted (2) 24,266 649
Total Denmark (Cost $2,126) 1,807
EGYPT 0.0%
Common Stocks 0.0%
Commercial International Bank - Egypt  10,057 25
Total Egypt (Cost $22) 25
FINLAND 0.2%
Common Stocks 0.2%
Fortum  6,648 168
Lumo Kodit  8,486 81
Mandatum  23,109 185
Neste  7,098 245
Sampo, Class A  41,831 435
Stora Enso, Class R  49,608 552
UPM-Kymmene  4,386 131
Total Finland (Cost $1,441) 1,797

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FRANCE 1.5%
Common Stocks 1.4%
Accor  2,033 101
Air Liquide  2,411 519
Airbus  7,048 1,453
Alstom (2) 2,395 48
ArcelorMittal  5,073 295
AXA  13,443 648
Beneteau (1) 8,533 69
BNP Paribas  2,574 270
Cie de Saint-Gobain  2,012 184
Dassault Aviation  627 219
Edenred  11,948 299
Engie  14,837 489
EssilorLuxottica  633 134
Eurofins Scientific  2,697 188
Exosens  1,456 111
Forvia (2) 3,342 39
Hermes International  55 105
Kering  463 127
L'Oreal  519 224
Lectra  2,786 53
Legrand  247 44
LVMH Moet Hennessy Louis Vuitton  204 109
Nexity (1)(2) 9,181 91
Planisware (1) 3,671 78
Rexel  1,133 48
Robertet  136 128
Safran  1,714 550
Sanofi  5,156 483
Sartorius Stedim Biotech  2,394 442
Schneider Electric  2,340 745
Societe Generale  12,572 1,012
SPIE  12,303 714
TotalEnergies  20,460 1,902
Vinci  2,172 328
Virbac  539 235
12,484
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (5)(6) 350,000 318

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Orange, 4.75%, 1/13/33 (USD) (5) 200,000 197
TotalEnergies Capital USA, 4.569%, 1/13/33 (USD)  190,000 188
703
Total France (Cost $8,365) 13,187
GEORGIA 0.0%
Common Stocks 0.0%
Lion Finance Group (GBP)  194 29
Total Georgia (Cost $21) 29
GERMANY 1.2%
Common Stocks 1.2%
adidas  3,249 562
Allianz  1,514 692
Bechtle  3,116 106
Daimler Truck Holding  10,121 511
Deutsche Post  1,885 112
Deutsche Telekom  22,422 724
flatexDEGIRO  5,060 181
Heidelberg Materials  2,016 445
Infineon Technologies  10,366 697
IONOS Group (1)(2) 2,761 85
KION Group  2,875 150
LEG Immobilien  1,108 78
Mercedes-Benz Group (1) 1,195 70
Merck  2,896 375
Pfisterer Holding (2) 599 73
QIAGEN  3,494 119
Redcare Pharmacy (1)(2) 3,010 170
Rheinmetall  335 534
SAP  5,209 875
Schott Pharma  6,924 121
Siemens  7,273 2,161
Siemens Energy  2,393 507
Siemens Healthineers  9,200 377
Springer Nature  8,045 187
SUSS MicroTec  987 88
Vincorion (2) 7,227 189
10,189

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (5) 155,000 154
154
Preferred Stocks 0.0%
Volkswagen (1) 1,065 108
108
Total Germany (Cost $7,688) 10,451
GREECE 0.1%
Common Stocks 0.1%
National Bank of Greece  22,649 359
Total Greece (Cost $391) 359
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  59,400 652
CK Hutchison Holdings  11,000 92
Galaxy Entertainment Group  16,000 68
Hongkong Land Holdings (USD)  11,600 92
Kerry Properties  17,500 53
Samsonite Group  29,700 54
Sun Hung Kai Properties  6,083 107
Swire Properties (1) 27,200 87
Techtronic Industries  24,500 355
Wharf Real Estate Investment  8,000 25
Total Hong Kong (Cost $1,103) 1,585
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  6,515 874
Total Hungary (Cost $322) 874

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (2) 1,456 5
Alvotech (USD) (1)(2) 4,454 15
Arion Banki  44,717 70
Total Iceland (Cost $121) 90
INDIA 0.7%
Common Stocks 0.7%
Acutaas Chemicals  2,041 56
Apollo Hospitals Enterprise  2,715 219
Astral  8,987 145
AU Small Finance Bank  5 —
Axis Bank  8,131 109
Bajaj Finance  32,089 319
Bharti Airtel  28,110 562
Blue Star  4,378 83
Central Depository Services India  4,865 66
Craftsman Automation  272 22
Cummins India  7,171 400
Divi's Laboratories  2,408 166
Dixon Technologies India  622 74
Eternal (2) 34,552 91
HDFC Life Insurance  19,329 120
Hindalco Industries  3,730 41
ICICI Bank  51,928 697
ICICI Bank, ADR (USD)  2,290 61
Info Edge India  5,769 59
Jindal Stainless  1,395 11
Jindal Steel  1,506 20
JSW Steel  2,131 29
KEI Industries  1,604 83
Kotak Mahindra Bank  91,697 372
Larsen & Toubro  1,846 78
LG Electronics India (2) 1,054 18
Mahindra & Mahindra  7,863 258
MakeMyTrip (USD) (1)(2) 2,785 131
Metro Brands  4,965 54
Nexus Select Trust  22,845 37
NTPC  28,937 122

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Page Industries  215 84
Polycab India  4,144 356
Power Grid Corp. of India  66,734 225
Prudent Corporate Advisory Services  2,644 79
Reliance Industries  3,650 55
Sapphire Foods India (2) 24,117 52
Swiggy (2) 18,270 52
Tata Steel  30,179 67
Titan  4,888 227
Torrent Pharmaceuticals  1,856 82
Total India (Cost $5,114) 5,782
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,071,000 363
Bank Rakyat Indonesia Persero  244,800 42
Telkom Indonesia Persero  469,400 77
Total Indonesia (Cost $363) 482
IRELAND 0.2%
Common Stocks 0.2%
James Hardie Industries, CDI (AUD) (2) 2,647 56
Kingspan Group  5,715 529
Ryanair Holdings  3,032 80
Ryanair Holdings, ADR (USD)  5,021 274
TE Connectivity (USD)  4,563 966
1,905
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 149
149
Total Ireland (Cost $1,586) 2,054
ISRAEL 0.0%
Common Stocks 0.0%
Tower Semiconductor (USD) (2) 270 60
Total Israel (Cost $35) 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ITALY 0.5%
Common Stocks 0.5%
Amplifon (1) 10,063 111
Banca Mediolanum (1) 2,743 60
Carel Industries  5,599 171
De' Longhi  1,525 59
Enel  49,917 583
Ermenegildo Zegna (USD) (1) 12,177 148
Ferrari  1,982 686
FinecoBank Banca Fineco  5,310 132
Generali (1) 7,902 354
GVS (1)(2) 9,939 49
Interpump Group (1) 2,886 122
Leonardo  3,068 192
Moncler  2,468 149
PRADA (HKD)  47,800 213
Prysmian  3,612 549
UniCredit  9,948 769
4,347
Corporate Bonds 0.0%
ENEL Finance International, 2.125%, 7/12/28 (USD) (5) 200,000 190
190
Total Italy (Cost $2,919) 4,537
JAPAN 3.2%
Common Stocks 3.2%
Air Water  11,300 160
Ajinomoto  7,200 231
Anycolor (1) 6,800 120
Asahi Group Holdings  10,700 105
Asics  9,000 256
Calbee  2,200 42
Chugai Pharmaceutical  9,100 485
CKD (1) 3,700 143
Cover (1)(2) 15,900 140
Daicel  19,900 156
Daiei Kankyo (1) 5,200 125
Daiichi Sankyo  8,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daiwabo Holdings (1) 6,500 132
Digital Arts  1,900 68
Disco  200 95
East Japan Railway  700 15
Fujikura  7,800 301
Fujitsu  5,200 104
Fukuoka Financial Group  1,900 78
Fuso Chemical  9,300 195
Hanwa  32,500 336
Hikari Tsushin  600 146
Hitachi  30,100 957
Honda Motor (1) 8,400 68
Horiba (1) 2,700 376
Hoya  1,500 280
Invincible Investment (1) 86 34
Isetan Mitsukoshi Holdings  13,200 251
Isuzu Motors  5,400 74
ITOCHU  13,200 164
Japan Prime Realty Investment  68 43
Japan Real Estate Investment  53 41
Jeol  2,000 80
JFE Holdings  1,100 12
JX Advanced Metals  3,400 105
KDDI  22,200 363
Keisei Electric Railway  6,800 49
Keyence  300 138
Kioxia Holdings (2) 200 48
Kitazato (1) 9,100 80
Komatsu  8,900 381
Konica Minolta (1) 54,300 173
Kubota  3,900 64
Kurita Water Industries  3,100 167
Kyoritsu Maintenance (1) 6,600 100
Kyushu Railway  3,500 80
Maeda Kosen  7,800 91
MatsukiyoCocokara  3,700 54
MINEBEA MITSUMI (1) 4,400 88
Mitsubishi Chemical Group  18,900 111
Mitsubishi Electric  14,600 586
Mitsubishi Estate  16,900 482
Mitsubishi Heavy Industries  2,700 81
Mitsubishi UFJ Financial Group  70,600 1,268
Mitsui Fudosan  27,200 298

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Miura  12,100 251
MS&AD Insurance Group Holdings  14,800 381
Muninova Holdings  79,400 234
Nakanishi  10,400 184
NEC  3,700 98
Nextage  18,500 406
Nifco  2,500 74
Nintendo  7,200 352
Nippon Prologis REIT  64 37
Nippon Sanso Holdings  5,100 180
Nippon Seiki  8,900 146
Nippon Soda  8,300 192
Nippon Steel (1) 64,700 238
Nisshinbo Holdings  5,200 69
Niterra  5,800 313
Obara Group (1) 5,200 184
Oji Holdings  40,100 211
Olympus (1) 11,400 112
Open House Group (1) 4,500 265
ORIX  18,700 629
Panasonic Holdings  10,300 211
Park24  8,100 95
Penta-Ocean Construction (1) 20,100 225
Persol Holdings (1) 42,200 63
Rakuten Bank (1)(2) 3,800 153
Recruit Holdings  15,500 718
Relo Group  13,600 170
Renesas Electronics  40,400 817
Rengo  24,100 190
Resona Holdings  44,800 560
Resorttrust  10,700 119
Round One (1) 27,700 150
Sakata INX (1) 11,100 166
Sankyu (1) 1,100 59
Sanrio (1) 8,600 50
Sega Sammy Holdings  14,600 212
Seven & i Holdings  39,400 470
Shimizu  6,400 124
Shin-Etsu Chemical  11,600 534
SoftBank Group  8,500 290
Sony Group  37,300 747
Strike Group (1) 7,200 61
Sumitomo  19,900 740

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumitomo Mitsui Trust Group  7,300 244
Sumitomo Pharma (1)(2) 9,400 104
Sumitomo Seika Chemicals  6,500 50
Suzuki Motor  12,500 140
Taiheiyo Cement  15,200 345
Takashimaya (1) 12,600 150
Takeda Pharmaceutical  11,900 398
Takeuchi Manufacturing (1) 2,300 104
Tohoku Electric Power  22,700 158
Tokio Marine Holdings  5,800 266
Tokyo Electron  1,000 295
Tokyo Kiraboshi Financial Group (1) 3,800 283
Tokyo Seimitsu  4,000 442
Tokyo Tatemono (1) 12,300 283
Toyo Tire (1) 10,100 248
Toyota Motor  50,800 975
Tsuruha Holdings  20,300 267
Unicharm  18,300 107
Yokogawa Electric  4,100 143
27,232
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 298
NTT Finance, 4.876%, 7/16/30 (USD) (5) 200,000 201
499
Total Japan (Cost $18,767) 27,731
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  6,705 229
Kaspi.KZ, ADR (USD) (1) 1,512 130
NAC Kazatomprom, GDR (USD)  3,292 291
Total Kazakhstan (Cost $225) 650
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  254,000 145
Total Kenya (Cost $89) 145

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
LITHUANIA 0.0%
Common Stocks 0.0%
Ignitis Grupe  5,976 151
Total Lithuania (Cost $148) 151
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  68,321 69
Total Mauritius (Cost $44) 69
MEXICO 0.2%
Common Stocks 0.2%
Arca Continental  23,139 278
Grupo Aeroportuario del Pacifico, ADR (USD) (1) 911 229
Grupo Aeroportuario del Sureste, ADR (USD) (1) 249 76
Grupo Mexico, Series B  67,276 738
Industrias Penoles (2) 543 28
1,349
Corporate Bonds 0.0%
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29 (USD)  215,000 219
219
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 262
262
Total Mexico (Cost $1,294) 1,830
MOROCCO 0.1%
Common Stocks 0.1%
Akdital Holding  379 50
Attijariwafa Bank  2,199 166
Cash Plus (2) 136 4
Hightech Payment Systems  2,579 172
Label Vie  181 81

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Societe d'Exploitation des Ports  1,119 101
Vicenne (2) 260 12
Total Morocco (Cost $458) 586
NETHERLANDS 1.1%
Common Stocks 1.0%
ABN AMRO Bank, CVA  8,184 285
Adyen (2) 417 470
AerCap Holdings (USD)  1,842 262
Akzo Nobel (1) 1,262 74
Argenx, ADR (USD) (2) 599 468
ASM International  100 98
ASML Holding  2,173 3,141
ASML Holding (USD)  363 522
ASR Nederland  1,259 96
BE Semiconductor Industries (1) 614 180
CVC Capital Partners (1) 32,174 490
Heineken (1) 1,643 128
IMCD (1) 1,789 210
ING Groep  17,101 495
Koninklijke Philips  15,315 404
Magnum Ice Cream (1)(2) 26,283 384
Prosus  13,425 650
Signify (1) 3,107 71
Universal Music Group  20,148 422
Wolters Kluwer  3,854 301
9,151
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (5) 290,000 284
NXP, 2.65%, 2/15/32 (USD)  375,000 333
617
Total Netherlands (Cost $5,942) 9,768
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,266 92
92

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (5) 200,000 204
204
Total New Zealand (Cost $211) 296
NIGERIA 0.0%
Common Stocks 0.0%
Dangote Cement  63,320 45
Guaranty Trust Holding  917,397 90
Nestle Nigeria (2) 15,529 35
Total Nigeria (Cost $74) 170
NORWAY 0.3%
Common Stocks 0.3%
Aker BP  10,507 411
DNB Bank  19,097 578
Equinor  4,702 192
Kongsberg Gruppen  7,330 245
Norsk Hydro  5,709 63
Subsea 7  7,551 272
TGS  19,421 316
Total Norway (Cost $1,341) 2,077
OMAN 0.0%
Common Stocks 0.0%
Bank Muscat  100,197 124
OQ Gas Networks  78,600 56
Total Oman (Cost $116) 180
PAKISTAN 0.0%
Common Stocks 0.0%
Air Link Communication  41,500 19
Bank Alfalah  318,587 68
DG Khan Cement  31,469 20
Fauji Fertilizer  2,157 4
Total Pakistan (Cost $111) 111

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  8 3
InRetail Peru (USD)  3,013 87
Southern Copper (USD) (1) 3,078 529
619
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 40
40
Total Peru (Cost $392) 659
PHILIPPINES 0.0%
Common Stocks 0.0%
BDO Unibank  103,514 194
International Container Terminal Services  1,730 20
SM Investments  3,800 37
Total Philippines (Cost $247) 251
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki  9,887 619
Pepco Group  12,344 110
Total Poland (Cost $591) 729
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R  109,395 117
Galp Energia  11,214 262
Jeronimo Martins  20,278 487
Total Portugal (Cost $433) 866

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  55,768 265
Total Qatar (Cost $256) 265
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  35,475 291
MED Life (2) 30,676 83
OMV Petrom  790,058 180
554
Government Bonds 0.0%
Republic of Romania, 6.625%, 5/16/36 (USD) (5) 200,000 202
202
Total Romania (Cost $455) 756
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (2)(3) 80,680 —
Polyus (2)(3) 2,940 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank  23,437 430
Saudi Arabian Mining (2) 4,529 79
Saudi National Bank  51,306 538
Total Saudi Arabia (Cost $898) 1,047
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand Integrated Commercial Trust  31,208 58
City Developments  11,100 71
DBS Group Holdings  6,880 317

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Digital Core REIT Management (USD)  40,400 21
Keppel DC REIT  23,500 44
NTT DC REIT (USD) (2) 64,400 63
Sea, ADR (USD) (2) 18,756 1,592
United Overseas Bank  5,400 154
Total Singapore (Cost $2,445) 2,320
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka  378 100
Nova Ljubljanska Banka, GDR  15,455 811
Total Slovenia (Cost $376) 911
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglogold Ashanti  3,206 298
Capitec Bank Holdings  1,243 323
Clicks Group  11,133 177
Gold Fields  4,745 201
Harmony Gold Mining  1,590 25
Impala Platinum Holdings  3,773 53
Mr Price Group  17,724 166
Northam Platinum Holdings  1,397 27
Sibanye Stillwater  6,386 19
Valterra Platinum  891 72
1,361
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (5) 200,000 183
183
Total South Africa (Cost $915) 1,544
SOUTH KOREA 1.1%
Common Stocks 1.1%
Cosmax  695 99
DB Insurance  1,992 227
Hanwha Aerospace  80 77
HD Hyundai Marine Solution  460 83
Hyundai Marine & Fire Insurance (2) 4,601 95

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hyundai Mobis  1,087 314
Hyundai Motor  312 113
JYP Entertainment  2,459 106
KB Financial Group  3,986 437
KT  3,273 138
KT, ADR (USD)  5,293 113
LG Chem  1,079 292
POSCO Holdings  225 71
Samsung Electronics  31,367 4,723
SK hynix  2,596 2,315
SM Entertainment  3,623 238
Total South Korea (Cost $3,083) 9,441
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group  5,734 331
Banco Bilbao Vizcaya Argentaria  24,607 544
Banco Santander  52,060 635
CaixaBank  16,433 209
Fluidra (1) 4,112 96
Indra Sistemas (1) 2,661 153
Laboratorios Farmaceuticos Rovi  2,344 219
Linea Directa Aseguradora Cia de Seguros y Reaseguros  139,855 195
Neinor Homes  4,075 80
2,462
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 191
191
Total Spain (Cost $2,073) 2,653
SRI LANKA 0.0%
Common Stocks 0.0%
Digital Mobility Solutions Lanka  80,926 39
Total Sri Lanka (Cost $41) 39
SWEDEN 0.4%
Common Stocks 0.4%
Asker Healthcare Group (1)(2) 12,338 101

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Asmodee Group, Class B (2) 10,606 143
Assa Abloy, Class B (1) 9,016 347
Autoliv, SDR (1) 1,079 125
Beijer Ref (1) 5,428 77
Boliden  215 11
Camurus (2) 1,907 110
Essity, Class B  8,472 225
HMS Networks  1,426 83
Mildef Group (1) 4,894 92
Millicom International Cellular (USD)  737 63
MIPS (1) 4,854 144
Munters Group (1) 3,386 75
NOBA Bank Group (2) 8,801 81
Nordnet  2,215 73
Rusta  8,405 92
Sandvik (1) 22,025 927
Spotify Technology (USD) (2) 293 131
Telefonaktiebolaget LM Ericsson, Class B  25,850 308
Trelleborg, Class B  1,896 78
Troax Group  2,887 33
Total Sweden (Cost $2,194) 3,319
SWITZERLAND 0.7%
Common Stocks 0.7%
ABB  3,179 322
Bossard Holding (1) 475 97
Cie Financiere Richemont, Class A  1,677 322
DKSH Holding  2,040 156
Holcim  2,791 259
Montana Aerospace (2) 8,522 224
Nestle  9,819 994
Novartis  4,417 653
Partners Group Holding (1) 229 249
Roche Holding  3,056 1,245
SKAN Group (1) 453 26
Sonova Holding  1,535 336
Straumann Holding (1) 2,443 265
Tecan Group  587 89
UBS Group  9,510 421
Total Switzerland (Cost $4,122) 5,658

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TAIWAN 1.7%
Common Stocks 1.7%
Airtac International Group  3,000 140
ASE Technology Holding  32,000 502
Bizlink Holding  7,000 628
CTBC Financial Holding  228,000 377
Delta Electronics  11,000 771
E Ink Holdings  25,000 110
Elite Material  1,000 149
Hon Hai Precision Industry  105,000 742
King Yuan Electronics  16,000 156
L&K Engineering  3,000 65
Lotes  1,000 84
Marketech International  6,000 73
MPI  1,000 161
Nan Ya Printed Circuit Board  5,000 162
Taiwan Semiconductor Manufacturing  111,000 7,706
Taiwan Semiconductor Manufacturing, ADR (USD)  2,550 1,010
Unimicron Technology  34,000 966
United Integrated Services  4,000 122
Universal Microwave Technology  3,000 149
Total Taiwan (Cost $3,185) 14,073
THAILAND 0.0%
Common Stocks 0.0%
CP ALL  182,800 244
Thai Oil  28,300 42
True, NVDR  127,600 54
Total Thailand (Cost $357) 340
TÜRKIYE 0.1%
Common Stocks 0.1%
BIM Birlesik Magazalar  18,782 309
TAV Havalimanlari Holding (2) 7,502 46
Total Türkiye (Cost $283) 355

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
Americana Restaurants International - Foreign (SAR)  155,046 85
Fertiglobe  31,893 32
Total United Arab Emirates (Cost $111) 117
UNITED KINGDOM 2.8%
Common Stocks 2.5%
3i Group  6,789 236
Admiral Group  4,130 190
Anglo American  4,095 203
ARM Holdings, ADR (USD) (1)(2) 750 158
AstraZeneca  7,206 1,367
AstraZeneca (USD)  8,022 1,503
Auction Technology Group (2) 28,156 135
Aviva  15,148 128
Baltic Classifieds Group  5,786 15
Barclays  189,084 1,111
Big Yellow Group  12,741 157
BP  50,855 403
Bridgepoint Group  67,166 228
British American Tobacco  6,484 382
BT Group  129,019 379
Bunzl  8,363 276
Clarkson  1,486 98
Compass Group (USD)  10,076 285
Croda International  5,036 195
Diageo  8,182 165
Diploma  1,113 105
Experian  4,676 171
Genus  4,784 152
Georgia Capital (2) 1,127 60
Glencore  75,693 588
GSK, ADR (USD) (1) 3,910 205
Helios Towers (2) 102,120 278
HSBC Holdings  19,148 352
ICG  5,635 139
Imperial Brands  6,386 243
Informa  19,395 210
InterContinental Hotels Group (USD)  310 44

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Investec  8,808 76
Kefi Gold & Copper (2) 3,119,355 59
Kingfisher  21,705 85
Lloyds Banking Group  400,811 545
Marks & Spencer Group  76,753 345
Melrose Industries  4,707 31
Meridian Mining (CAD) (2) 20,000 26
National Grid  45,998 823
Next  915 161
Oxford Nanopore Technologies (1)(2) 30,136 46
Persimmon  9,492 137
Prudential  7,676 116
QinetiQ Group  17,077 103
RELX  596 22
Renishaw  2,030 131
Rio Tinto  3,281 331
Rolls-Royce Holdings  56,529 910
Rosebank Industries (2) 29,447 148
Rotork  44,588 187
Segro  68,071 645
Shell (EUR)  19,587 884
Shell  8,568 390
Shell, ADR (USD)  6,718 609
Smiths Group  3,215 111
Spirax Group  2,606 254
SSE  4,828 173
Standard Chartered  42,992 1,095
Syncona (2) 28,376 34
Taylor Wimpey  47,752 51
Tritax Big Box REIT  42,133 86
Unilever (EUR)  3,399 199
Unilever  28,506 1,662
Volution Group  8,478 71
Watches of Switzerland Group (2) 15,522 109
Weir Group  3,974 144
Wise, Class A (2) 18,503 265
WPP  16,328 59
Yellow Cake (2) 5,814 48
YouGov (1) 17,332 45
21,377

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (2)(3)(4) 475 6
6
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 331
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 114
BAT Capital, 7.079%, 8/2/43 (USD)  150,000 165
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (5) 210,000 206
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 190
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 222
Nationwide Building Society, 1.50%, 10/13/26 (USD) (5) 405,000 400
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 94
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 197
Standard Chartered, VR, 4.299%, 1/13/30 (USD) (5)(6) 200,000 198
2,117
Total United Kingdom (Cost $16,507) 23,500
UNITED STATES 73.9%
Asset-Backed Securities 0.6%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%,
7/15/33 (5) 130,000 130
Affirm Master Trust, Series 2026-2A, Class A, 4.67%,
4/16/35 (5) 100,000 100
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (5) 18,153 18
ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%,
11/15/34 (5) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2025-3A,
Class A, 4.17%, 2/20/30 (5) 100,000 99
Battalion XXV, Series 2024-25A, Class BR, CLO, FRN, 3M
TSFR + 1.75%, 5.425%, 3/13/37 (5) 260,000 260
Bridgecrest Lending Auto Securitization Trust, Series 2026-1,
Class A3, 4.04%, 12/17/29  35,000 35
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%,
6/16/31  30,000 30
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 152
Carvana Auto Receivables Trust, Series 2025-P4, Class A4,
4.25%, 11/10/31  40,000 40

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Carvana Auto Receivables Trust, Series 2026-P1, Class A4,
4.35%, 7/12/32  160,000 159
Carvana Auto Receivables Trust, Series 2026-P1, Class B,
4.76%, 7/12/32  40,000 39
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%,
6/25/30 (5) 60,000 60
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (5) 140,000 136
Dell Equipment Finance Trust, Series 2026-1A, Class A3,
4.32%, 12/22/31 (5) 100,000 100
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (5) 120,155 113
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (5) 121,107 109
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (5) 43,883 45
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (5) 43,883 45
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%,
9/20/29 (5) 70,000 70
Exeter Automobile Receivables Trust, Series 2025-4A, Class
B, 4.40%, 5/15/30  55,000 55
Exeter Automobile Receivables Trust, Series 2025-5A, Class
A3, 4.24%, 11/15/29  35,000 35
Exeter Select Automobile Receivables Trust, Series 2025-2,
Class A3, 4.43%, 8/15/30  45,000 45
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, CLO,
FRN, 3M TSFR + 1.35%, 5.017%, 7/24/36 (5) 270,000 270
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (5) 83,290 85
Hilton Grand Vacations Trust, Series 2025-2A, Class A,
4.54%, 5/25/44 (5) 69,193 69
Hyundai Auto Receivables Trust, Series 2026-A, Class B,
4.10%, 12/15/32  25,000 25
Jamestown XV, Series 2020-15A, Class A1R2, CLO, FRN,
3M TSFR + 1.05%, 4.723%, 7/15/35 (5) 255,000 255
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (5) 14,599 14
Navient Education Loan Trust, Series 2026-A, Class A,
4.86%, 9/15/56 (5) 100,000 100
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (5) 36,648 36
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (5) 12,953 12
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (5) 12,611 12

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Refinance Loan Trust, Series 2026-A, Class A,
4.50%, 1/18/56 (5) 96,539 95
Navistar Financial Dealer Note Master Owner Trust II, Series
2025-1, Class A, 4.18%, 9/25/30 (5) 65,000 65
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (5) 77,357 73
Neuberger Berman Loan Advisers, Series 2022-48A, Class
A1R, CLO, FRN, 3M TSFR + 1.09%, 4.757%, 4/25/36 (5) 250,000 250
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (5) 52,211 53
Octane Receivables Trust, Series 2025-RVM1, Class A,
4.48%, 12/20/46 (5) 86,739 86
PEAC Solutions Receivables, Series 2025-1A, Class A2,
4.94%, 10/20/28 (5) 87,206 88
PEAC Solutions Receivables, Series 2026-1A, Class A3,
4.39%, 7/20/33 (5) 45,000 45
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/17/41 (5) 98,897 93
Regatta XVI Funding, Series 2019-2A, Class A1R2, CLO,
FRN, 3M TSFR + 1.19%, 4.863%, 4/15/39 (5) 250,000 250
Rockford Tower, Series 2022-1A, Class A1R, CLO, FRN, 3M
TSFR + 1.20%, 4.875%, 7/20/35 (5) 250,000 250
Santander Drive Auto Receivables Trust, Series 2026-1,
Class A3, 3.93%, 7/15/30  35,000 35
Santander Drive Auto Receivables Trust, Series 2026-1,
Class B, 4.07%, 4/15/32  50,000 49
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (5) 123,044 115
Sierra Timeshare Receivables Funding, Series 2025-2A,
Class A, 4.72%, 4/20/44 (5) 61,958 62
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class A, 4.44%, 8/22/44 (5) 71,707 71
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 5.217%, 4/25/37 (5) 250,000 250
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (5) 6,980 7
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (5) 25,053 24
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (5) 76,324 70
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class B, 4.47%, 7/20/29 (5) 20,000 20
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2026-AA, Class A4, 4.41%, 4/22/30 (5) 25,000 25
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2026-AA, Class B, 4.61%, 4/22/30 (5) 10,000 10

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TPIC SPV, Class A, Acquisiton Date: 12/10/24, Cost $6,
10.00%, 12/6/26, (10.00% PIK) (3)(4)(7) 7,506 8
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $92, 7.131%, 11/30/44 (3)(4) 91,917 69
Verizon Master Trust, Series 2026-1, Class A1A, 3.94%,
2/20/31  80,000 80
Wellfleet, Series 2019-1A, Class A2RR, CLO, FRN, 3M TSFR
+ 1.50%, 5.175%, 7/20/32 (5) 250,000 250
Wheels Fleet Lease Funding, Series 2026-1A, Class A2A,
4.30%, 4/18/39 (5) 100,000 100
Wingspire Equipment Finance, Series 2025-1A, Class A2,
4.33%, 9/20/33 (5) 100,000 100
5,546
Bond Funds 16.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.05% (8)
(9) 2,128,386 16,005
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.64% (8)(9) 3,488,163 34,323
T. Rowe Price Emerging Markets Local Currency Bond Fund -
I Class, 6.89% (8)(9) 4,395,457 22,153
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.42% (8)(9) 869,898 8,099
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.25% (8)(9) 2,464,421 19,494
T. Rowe Price International Bond Fund - I Class, 3.36% (8)(9) 4,206,627 30,288
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.48% (8)(9) 1,096,450 9,298
139,660
Common Stocks 31.7%
Abbott Laboratories  13,997 1,271
AbbVie  7,202 1,522
Acadia Realty Trust, REIT  10,082 218
Advanced Micro Devices (2) 11,145 3,951
Airbnb, Class A (2) 3,328 467
Albemarle  133 26
Alexandria Real Estate Equities, REIT  1,002 41
Alliant Energy  769 56
Allstate  5,059 1,099
Alphabet, Class A  8,936 3,439
Alphabet, Class C  35,301 13,483
Amazon.com (2) 30,886 8,187
Amcor  2,837 108

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ameren  8,075 918
American Express  5,217 1,685
American Homes 4 Rent, Class A, REIT  5,384 171
American Tower, REIT  2,411 441
American Water Works  3,342 429
AMETEK  7,085 1,669
Amgen  2,011 696
Analog Devices  6,030 2,426
Annaly Capital Management, REIT  12,881 295
Antero Resources (2) 663 26
Apollo Global Management  1,071 138
Apple  46,185 12,532
Apple Hospitality REIT, REIT (1) 4,338 58
AppLovin, Class A (2) 501 224
Arista Networks (2) 4,770 824
Array Technologies (1)(2) 3,059 24
Arxis, Class A (2) 1,660 58
Atmos Energy  318 60
AutoZone (2) 329 1,219
AvalonBay Communities, REIT  1,666 305
Axis Capital Holdings  1,222 123
Baker Hughes  3,114 217
Ball  14,861 908
Bank of America  61,393 3,282
Bel Fuse, Class B (1) 155 43
Berkshire Hathaway, Class B (2) 5,447 2,580
Booking Holdings  12,598 2,121
Booz Allen Hamilton Holding  5,996 466
Broadcom  18,326 7,650
Bruker (1) 5,454 200
Camden Property Trust, REIT  642 67
Carpenter Technology  187 80
Carvana (2) 5,939 2,351
Caterpillar  3,594 3,199
Cava Group (1)(2) 4,233 395
CBRE Group, Class A (2) 2,669 381
Cencora  7,659 2,359
Charles Schwab  22,844 2,093
Cheniere Energy  1,471 404
Chevron  10,021 1,937
Chipotle Mexican Grill (2) 8,594 292
Chubb  6,793 2,221
Cintas  515 90

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cisco Systems  27,531 2,519
Citigroup  4,175 534
CME Group  833 240
Coca-Cola  10,657 839
Coeur Mining (2) 3,041 55
Colgate-Palmolive  8,611 735
Comfort Systems USA  32 59
ConocoPhillips  31,541 3,967
Constellation Energy  2,815 881
Corteva  3,201 259
Coupang (2) 11,440 229
Crowdstrike Holdings, Class A (2) 381 170
Crown Castle, REIT  5,024 446
CSX  34,328 1,560
CubeSmart, REIT  5,901 239
Curbline Properties, REIT  471 13
CVS Health  8,900 741
Danaher  2,574 461
Datadog, Class A (2) 477 63
Deere  6,521 3,847
Diamondback Energy  500 103
Digital Realty Trust, REIT  1,534 308
Dollar Tree (2) 10,356 1,006
DoorDash, Class A (2) 922 156
Douglas Emmett, REIT  6,707 73
EastGroup Properties, REIT  1,619 326
Eli Lilly  1,492 1,394
Emerson Electric  4,302 604
Encompass Health  4,661 466
EOG Resources  475 67
EQT  11,583 696
Equifax  1,391 242
Equinix, REIT  1,068 1,156
Equity LifeStyle Properties, REIT  20,319 1,286
Equity Residential, REIT  4,238 277
Esab  2,714 267
Essex Property Trust, REIT  3,099 816
Evercore, Class A  612 197
Expro Group Holdings (1)(2) 4,636 84
Exxon Mobil  9,385 1,448
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2 (2)(3)(4) 120 —
Federal National Mortgage Assn. (2) 13,950 114

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Federal Realty Investment Trust, REIT  1,015 113
Fifth Third Bancorp  17,140 870
Firefly Aerospace (1)(2) 771 27
Floor & Decor Holdings, Class A (1)(2) 4,258 206
Flowco Holdings, Class A  1,062 26
Freeport-McMoRan  7,532 435
GE Vernova  470 509
General Electric  4,582 1,328
Gilead Sciences  21,189 2,772
Goldman Sachs Group  1,755 1,621
Gusto, Acquisition Date: 10/4/21, Cost $24 (2)(3)(4) 826 18
Healthcare Realty Trust, REIT  4,948 93
HEICO  32 9
Hilton Worldwide Holdings  119 39
HMH Holding, Class A (2) 2,020 43
Home Depot  3,908 1,285
Huntington Bancshares  18,500 310
IDEXX Laboratories (2) 553 310
Ingersoll Rand  17,076 1,364
Insmed (2) 853 116
Intel (2) 10,200 964
Intercontinental Exchange  8,441 1,334
InterDigital (1) 1,986 589
International Business Machines  2,626 607
International Paper  20,426 621
Intuitive Surgical (2) 2,222 1,017
Ivanhoe Electric (2) 6,071 78
Johnson & Johnson  8,164 1,877
JPMorgan Chase  17,756 5,562
Keysight Technologies (2) 12,301 4,304
Kilroy Realty, REIT  1,245 41
Kinder Morgan  1,845 61
KLA  1,188 2,079
Knife River (2) 692 64
Kodiak Gas Services  1,192 81
Kymera Therapeutics (1)(2) 1,237 100
Lam Research  4,428 1,142
Linde  5,302 2,657
Lineage, REIT  781 29
Louisiana-Pacific  914 66
Lowe's  6,517 1,556
Madison Air Solutions, Class A (2) 1,210 46
Marriott International, Class A  1,547 560

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Marsh & McLennan  3,698 620
Martin Marietta Materials  1,343 831
Mastercard, Class A  3,336 1,678
McDonald's  6,408 1,881
Medline, Class A (2) 885 39
Merck  3,107 339
Meta Platforms, Class A  7,622 4,664
MetLife  5,058 405
Mettler-Toledo International (2) 431 550
Microsoft  22,765 9,283
Mondelez International, Class A  41,710 2,563
Monolithic Power Systems  246 397
Moody's  1,411 652
Morgan Stanley  7,285 1,388
MP Materials (1)(2) 687 45
Mueller Industries  428 58
Natera (2) 997 206
Netflix (2) 28,534 2,671
Newmont  1,929 214
NextEra Energy  6,588 645
Norfolk Southern  1,703 538
Northrop Grumman  636 369
NOV  12,414 254
Nucor  945 213
nVent Electric  460 66
NVIDIA  87,775 17,517
Old Dominion Freight Line  3,456 734
ONEOK  1,397 129
OpenAI Group, Class A, Acquisition Date: 10/3/25,
Cost $148 (2)(3)(4) 343 236
Oracle  2,456 396
O'Reilly Automotive (2) 9,047 899
Otis Worldwide  5,900 460
Ovintiv  1,740 107
Packaging Corp. of America  7,668 1,637
Palantir Technologies, Class A (2) 839 117
Parker-Hannifin  1,700 1,546
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (2)(3)
(4) 21,572 6
Pebblebrook Hotel Trust, REIT  5,577 78
Pentair  13,331 1,076
Permian Resources, Class A  4,502 97
Philip Morris International  7,607 1,256
Phillips 66  309 55

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Planet Fitness, Class A (2) 4,189 279
Procter & Gamble  18,750 2,758
Progressive  3,899 785
Prologis, REIT  5,675 806
PTC (2) 3,592 490
Public Storage, REIT  5,733 1,734
PulteGroup  3,797 465
Qnity Electronics  565 79
Quest Diagnostics  6,584 1,279
QXO (1)(2) 12,556 252
Range Resources  27,528 1,197
Rayonier, REIT  3,066 65
Regency Centers, REIT  4,095 319
Regeneron Pharmaceuticals  820 580
Reliance  1,947 706
Repligen (1)(2) 781 92
Republic Services  6,998 1,464
Revvity  10,084 874
Rexford Industrial Realty, REIT  8,635 310
ROBLOX, Class A (2) 3,705 205
Roper Technologies  381 135
Ross Stores  1,114 254
Royal Gold  59 14
Saia (2) 1,205 541
Salesforce  70 12
SBA Communications, REIT  157 35
ServiceNow (2) 2,372 209
Sherwin-Williams  806 259
Shoals Technologies Group, Class A (2) 7,486 59
Simon Property Group, REIT  2,523 514
SL Green Realty, REIT (1) 328 14
SLB  40,845 2,323
Smartstop Self Storage REIT, REIT (1) 5,346 168
Solstice Advanced Materials  695 57
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (2)(3)(4) 22 —
Southern  23,096 2,233
Steel Dynamics  928 212
STERIS  2,438 529
Stryker  565 178
Sun Communities, REIT  1,956 250
Synopsys (2) 505 244
T-Mobile U.S.  10,386 2,030

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Talon Capital (2) 2,024 24
Targa Resources  693 180
TechnipFMC  24,134 1,824
Teledyne Technologies (2) 690 446
Tenet Healthcare (2) 5,924 1,049
Terreno Realty, REIT  3,791 247
Tesla (2) 3,054 1,166
Texas Instruments  4,963 1,395
Thermo Fisher Scientific  1,813 868
TJX  5,959 934
Tractor Supply  22,582 793
Tradeweb Markets, Class A  4,383 496
TransDigm Group  87 101
Travelers  2,898 884
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (2)(3)(4) 171 1
U.S. Antimony (1)(2) 1,254 15
U.S. Foods Holding (2) 5,463 511
Ulta Beauty (2) 1,166 627
UnitedHealth Group  8,493 3,147
Upwork (1)(2) 12,835 133
Uranium Energy (2) 46,595 694
USA Rare Earth (2) 1,695 44
Valero Energy  4,879 1,232
Veeva Systems, Class A (2) 2,236 349
Ventas, REIT  5,625 494
Vertiv Holdings, Class A  1,764 579
Viavi Solutions (2) 4,502 236
VICI Properties, REIT  19,132 559
Viper Energy, Class A  1,406 69
Visa, Class A  14,771 4,872
Vornado Realty Trust, REIT  3,148 94
W.W. Grainger  288 334
Walt Disney  9,691 1,005
Warrior Met Coal  766 69
Weatherford International  1,190 131
Welltower, REIT  13,459 2,925
Western Alliance Bancorp  6,442 525
Westinghouse Air Brake Technologies  8,953 2,416
Williams  3,527 269
Xcel Energy  1,241 103
X-Energy (2) 615 20
271,181

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Element Power, Acquisition Date: 2/11/26, Cost $6, 8.00%,
12/19/27 (3)(4) 6,100 6
6
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (2)(3)(4) 2,450 1
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (2)(3)(4) 691 —
Anduril Industries, Series H, Acquisition Date: 4/28/26,
Cost $39 (2)(3)(4) 564 39
Cyclic Materials, Series C, Acquisition Date: 12/11/25 -
1/30/26, Cost $22 (2)(3)(4) 2,664 22
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (2)
(3)(4) 348 66
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (2)
(3)(4) 927 176
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (2)(3)
(4) 96 18
Databricks, Series J, Acquisition Date: 12/17/24, Cost $42 (2)
(3)(4) 459 87
Farmers Business Network, Series D, Acquisition Date:
11/3/17, Cost $1 (2)(3)(4) 43 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (2)(3)(4) 1,051 25
Gusto, Series E, Acquisition Date: 7/13/21, Cost $34 (2)(3)(4) 1,103 24
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (2)(3)(4) 255 17
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (2)(3)(4) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (2)(3)(4) 2,594 292
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (2)(3)(4) 2,843 320
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (2)(3)(4) 2,783 28
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (2)(3)(4) 971 9
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $82 (2)(3)
(4) 120 83
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $48 (2)
(3)(4) 980 68

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (2)(3)(4) 1,666 78
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (2)(3)(4) 764 12
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (2)(3)(4) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (2)(3)(4) 3,239 5
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (2)(3)(4) 1,491 11
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (2)(3)(4) 5,423 40
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $10 (2)(3)(4) 1,138 8
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (2)(3)(4) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (2)
(3)(4) 1,669 282
1,894
Corporate Bonds 2.8%
AbbVie, 2.95%, 11/21/26  145,000 144
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 152
AHS Hospital, 5.024%, 7/1/45  20,000 18
Alcon Finance, 2.60%, 5/27/30 (5) 235,000 217
Ally Financial, 2.20%, 11/2/28  120,000 113
Amazon.com, 4.65%, 11/20/35  155,000 151
Amazon.com, 5.65%, 3/13/46  80,000 79
Ameren, 5.70%, 12/1/26  185,000 186
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  124,768 116
American Express, VR, 6.489%, 10/30/31 (6) 285,000 306
American Honda Finance, 4.55%, 7/9/27  135,000 135
American Tower, 1.45%, 9/15/26  355,000 351
Amphenol, 5.05%, 4/5/29  55,000 56
Appalachian Power, 4.45%, 6/1/45  240,000 196
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 196
Athene Global Funding, 4.86%, 8/27/26 (5) 175,000 175
AutoZone, 3.75%, 6/1/27  70,000 70
Bank of America, VR, 2.482%, 9/21/36 (6) 225,000 196
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 109
Banner Health, 1.897%, 1/1/31  65,000 58

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 23
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (5) 100,000 100
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 194
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 78
Broadcom, 4.60%, 7/15/30  115,000 115
Broadcom, 4.60%, 1/15/33  205,000 202
Cadence Design Systems, 4.30%, 9/10/29  60,000 60
Cameron LNG, 2.902%, 7/15/31 (5) 40,000 37
Cameron LNG, 3.701%, 1/15/39 (5) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 124
Carvana, (9.00% Cash), 9.00%, 6/1/30 (5)(7) 29,330 30
Carvana, (9.00% Cash), 9.00%, 6/1/31 (5)(7) 40,397 45
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 243
CBRE Services, 4.90%, 1/15/33  5,000 5
Centene, 3.375%, 2/15/30  65,000 60
Centra Health, 4.70%, 1/1/48  385,000 315
Charles Schwab, VR, 4.914%, 11/14/36 (6) 120,000 117
Charter Communications Operating, 6.10%, 6/1/29  80,000 83
Chevron USA, 4.30%, 10/15/30  115,000 115
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 314
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 99
CMS Energy, 4.875%, 3/1/44  25,000 22
CNH Industrial Capital, 4.375%, 3/7/31  195,000 191
CNO Global Funding, 2.65%, 1/6/29 (5) 315,000 299
Columbia Pipelines Holding, 4.999%, 11/17/32 (5) 130,000 129
Comcast, 5.50%, 5/15/64  110,000 96
CommonSpirit Health, 2.782%, 10/1/30  50,000 46
Corebridge Financial, 4.40%, 4/5/52  375,000 297
Corebridge Global Funding, 4.65%, 8/20/27 (5) 60,000 60
Cox Communications, 5.45%, 9/1/34 (5) 105,000 101
CRH America Finance, 3.95%, 4/4/28 (5) 400,000 397
Crown Castle, 2.10%, 4/1/31  250,000 219
Crown Castle, 3.70%, 6/15/26  40,000 40
Crown Castle, 4.75%, 5/15/47  30,000 25
CVS Health, 5.00%, 9/15/32  25,000 25
CVS Health, 5.40%, 6/1/29  115,000 118
CVS Health, 6.00%, 6/1/63  80,000 76
Diamondback Energy, 5.15%, 1/30/30  35,000 36
DTE Energy, 4.95%, 7/1/27  45,000 45
Elevance Health, 4.101%, 3/1/28  130,000 129
Elevance Health, 4.65%, 1/15/43  20,000 17
Enact Holdings, 6.25%, 5/28/29  21,000 22

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Energy Transfer, 5.25%, 4/15/29  120,000 122
Energy Transfer, 5.60%, 9/1/34  175,000 179
Enterprise Products Operating, 4.30%, 6/20/28  100,000 100
Enterprise Products Operating, 4.60%, 1/15/31  105,000 105
EOG Resources, 4.40%, 7/15/28  55,000 55
EOG Resources, 4.40%, 1/15/31  55,000 55
Essex Portfolio, 2.65%, 3/15/32  135,000 119
Experian Finance, 2.75%, 3/8/30 (5) 200,000 187
Extra Space Storage, 4.00%, 6/15/29  145,000 143
Fidelity National Information Services, 4.80%, 3/10/31  75,000 75
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 100,000 98
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 55
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 59
Fiserv, 3.20%, 7/1/26  100,000 100
Fiserv, 5.45%, 3/15/34  175,000 174
Ford Motor Credit, 7.122%, 11/7/33  200,000 212
Foundry JV Holdco, 6.15%, 1/25/32 (5) 200,000 211
GATX, 6.90%, 5/1/34  270,000 297
General Motors Financial, 2.40%, 4/10/28  305,000 293
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 12
Goldman Sachs Group, 3.85%, 1/26/27  115,000 115
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 180
HCA, 4.125%, 6/15/29  235,000 232
HCA, 5.45%, 9/15/34  85,000 86
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (5) 95,000 95
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak OP, 2.125%, 12/1/28  80,000 75
Healthpeak OP, 2.875%, 1/15/31  45,000 41
Honeywell International, 1.10%, 3/1/27  275,000 268
Humana, 5.95%, 3/15/34  110,000 113
Huntington Bancshares, VR, 6.141%, 11/18/39 (6) 185,000 188
Hyundai Capital America, 1.65%, 9/17/26 (5) 180,000 178
Hyundai Capital America, 2.00%, 6/15/28 (5) 235,000 223
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 114
Intercontinental Exchange, 5.25%, 6/15/31  75,000 77
Invitation Homes Operating Partnership, 2.30%, 11/15/28  210,000 199
IQVIA, 6.25%, 2/1/29  50,000 52
Jackson National Life Global Funding, 4.90%, 1/13/27 (5) 170,000 171
John Deere Capital, 4.40%, 9/8/31  260,000 259
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 141

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase, VR, 5.576%, 7/23/36 (6) 70,000 71
Kentucky Utilities, 4.375%, 10/1/45  65,000 54
Kilroy Realty, 4.25%, 8/15/29  25,000 24
L3Harris Technologies, 4.854%, 4/27/35  50,000 49
Liberty Mutual Group, 4.85%, 8/1/44 (5) 20,000 17
Lowe's, 4.45%, 4/1/62  80,000 61
LPL Holdings, 6.75%, 11/17/28  185,000 194
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250,000 251
Marriott International, Series AA, 4.65%, 12/1/28  285,000 286
Mars, 4.75%, 4/20/33 (5) 125,000 124
MassMutual Global Funding II, 5.10%, 4/9/27 (5) 220,000 222
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 94
Met Tower Global Funding, 1.25%, 9/14/26 (5) 245,000 242
Meta Platforms, 5.50%, 11/15/45  120,000 112
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (5) 110,000 109
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 370
Motorola Solutions, 5.00%, 4/15/29  50,000 51
MPLX, 4.80%, 2/15/31  85,000 85
New York Life Global Funding, 4.05%, 2/2/29 (5) 195,000 194
New York State Electric & Gas, 5.30%, 8/15/34 (5) 65,000 66
NextEra Energy Capital Holdings, 4.685%, 9/1/27  30,000 30
Niagara Mohawk Power, 4.647%, 10/3/30 (5) 50,000 50
Niagara Mohawk Power, 5.112%, 1/12/36 (5) 155,000 152
NiSource, 3.49%, 5/15/27  215,000 213
NiSource, 3.95%, 3/30/48  105,000 79
Northern Trust, 4.15%, 11/19/30  75,000 74
Nucor, 2.70%, 6/1/30  70,000 65
Nucor, 3.95%, 5/1/28  121,000 120
Occidental Petroleum, 5.375%, 1/1/32  105,000 107
Oracle, 5.20%, 9/26/35  155,000 144
Oracle, 5.375%, 7/15/40  125,000 109
O'Reilly Automotive, 3.60%, 9/1/27  145,000 144
O'Reilly Automotive, 5.75%, 11/20/26  35,000 35
Owens Corning, 5.70%, 6/15/34  50,000 52
PACCAR Financial, Series R, 3.90%, 2/5/29  195,000 194
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 267
Pacific Life Global Funding II, 4.375%, 2/3/31 (5) 175,000 174
Pfizer, 4.50%, 11/15/32  125,000 124
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 40,000 40
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Pricoa Global Funding I, 4.35%, 11/25/30 (5) 175,000 173
Principal Financial Group, 2.125%, 6/15/30  160,000 145
Principal Financial Group, 4.111%, 2/15/28 (5) 100,000 99

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Public Storage Operating, 1.95%, 11/9/28  150,000 142
Realty Income, 2.20%, 6/15/28  70,000 67
Regency Centers, 4.125%, 3/15/28  35,000 35
Revvity, 1.90%, 9/15/28  230,000 216
RGA Global Funding, 4.35%, 8/25/28 (5) 80,000 80
RGA Global Funding, 4.60%, 11/25/30 (5) 110,000 109
RGA Global Funding, 5.448%, 5/24/29 (5) 100,000 102
Roper Technologies, 3.80%, 12/15/26  50,000 50
RTX, 6.40%, 3/15/54  175,000 188
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 50
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 133
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 116
Sempra, 5.25%, 3/15/36  30,000 30
ServiceNow, 1.40%, 9/1/30  235,000 205
Sherwin-Williams, 4.80%, 9/1/31  175,000 176
Simon Property Group, 2.65%, 2/1/32  340,000 304
Solventum, 5.40%, 3/1/29  43,000 44
Southern, 5.70%, 3/15/34  90,000 93
Southern Gas Capital, 4.95%, 9/15/34  100,000 99
T-Mobile USA, 5.00%, 2/15/36  160,000 157
Targa Resources, 5.50%, 2/15/35  45,000 46
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 79
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 48
Toyota Motor Credit, Series B, 4.20%, 1/10/31  155,000 153
Uber Technologies, 4.30%, 1/15/30  145,000 144
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,093 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  214,211 204
UnitedHealth Group, 4.70%, 4/15/29  200,000 202
UnitedHealth Group, 5.75%, 7/15/64  80,000 77
Verizon Communications, 1.68%, 10/30/30  28,000 25
Verizon Communications, 4.75%, 1/15/33  95,000 94
Vistra Operations, 5.25%, 4/30/33 (5) 90,000 90
Vistra Operations, 5.70%, 12/30/34 (5) 185,000 187
Waste Connections, 2.20%, 1/15/32  155,000 136
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 417
Williams, 4.625%, 6/30/30  60,000 60
Williams, 5.15%, 3/15/34  35,000 35
Willis North America, 4.50%, 9/15/28  160,000 160
WP Carey, 3.85%, 7/15/29  115,000 112

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zoetis, 4.15%, 8/17/28  190,000 189
23,683
Equity Funds 6.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (8) 2,037,769 57,282
T. Rowe Price Natural Resources ETF (1)(8) 6,400 224
57,506
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 242
California, Build America, GO, 7.625%, 3/1/40  35,000 41
California State Univ., Series B, 2.795%, 11/1/41  250,000 188
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 308
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 180
JobsOhio Beverage System, Series B, 3.985%, 1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 17
Maryland Economic Dev., Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  175,000 149
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 20
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series B,
3.235%, 7/1/52  200,000 128
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 164
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  119,000 127
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 23
1,612
Non-U.S. Government Mortgage-Backed Securities 0.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (5) 43,935 39
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  45,000 47
BANK5, Series 2026-5YR21, Class A3, 5.525%, 4/15/59  35,000 36
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (5) 52,802 49

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $85, 6.402%,
9/25/29 (3)(4) 84,706 85
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 5.929%, 11/15/34 (5) 50,000 1
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  105,000 110
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  70,000 73
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  100,000 102
Benchmark Mortgage Trust, Series 2025-V16, Class A3,
ARM, 5.439%, 8/15/58  180,000 185
Benchmark Mortgage Trust, Series 2025-V19, Class A3,
5.249%, 1/15/58  100,000 102
Benchmark Mortgage Trust, Series 2026-B42, Class A5,
5.10%, 3/15/59  30,000 30
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class
A, ARM, 4.83%, 10/10/42 (5) 100,000 99
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.055%, 2/15/43 (5) 100,000 100
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 4.773%, 10/15/36 (5) 225,000 225
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR +
1.70%, 5.355%, 12/15/44 (5) 100,000 100
CENT, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (5) 100,000 100
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (5) 41,608 37
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (5) 88,643 89
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, 1M
TSFR + 1.35%, 5.005%, 11/15/42 (5) 100,000 100
Deephaven Residential Mortgage Trust, Series 2026-INV1,
Class A1, CMO, ARM, 4.797%, 12/25/70 (5) 97,555 97
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%,
11/25/70 (5) 91,342 91
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (5) 6,583 6
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (5) 21,630 21
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (5) 3,839 3
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (5) 90,668 91
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.769%,
12/10/40 (5) 100,000 89

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (5) 100,000 99
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4,
CMO, ARM, 5.088%, 10/25/49 (5) 54,172 54
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (5) 23,629 21
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (5) 27,982 25
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (5) 11,926 11
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1,
CMO, ARM, 5.195%, 10/25/65 (5) 23,619 24
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (5) 146,209 147
MAD Commercial Mortgage Trust, Series 2025-11MD, Class
A, ARM, 4.912%, 10/15/42 (5) 100,000 100
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2025-C35, Class A5, 5.633%, 8/15/58  65,000 68
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (5) 93,527 94
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (5) 83,020 83
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  50,000 53
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (5) 114,924 98
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (5) 113,716 114
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.824%, 11/5/38 (5) 100,000 100
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 4.869%, 10/25/59 (5) 1,581 2
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (5) 78,454 78
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (5) 96,253 95
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.163%, 12/25/49 (5) 169,518 146
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (5) 4,254 4
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (5) 7,624 7
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 4.495%,
11/25/41 (5) 9,027 9

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%, 4.745%,
9/25/45 (5) 33,324 33
Structured Agency Credit Risk Debt Notes, Series 2025-
HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%, 4.595%,
2/25/45 (5) 14,475 14
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (5) 1,031 1
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.866%, 12/25/64 (5) 187,677 189
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (5) 87,931 88
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.106%, 1/25/66 (5) 96,469 96
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (5) 20,383 19
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.845%, 8/25/70 (5) 88,355 89
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  45,000 43
4,111
Preferred Stocks 0.0%
Sortera Technologies, Series PF2-1, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-10, Acquisition Date:
9/22/25 - 10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-11, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-12, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-13, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-14, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-15, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-16, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-17, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-18, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-19, Acquisition Date:
10/8/25, Cost $4 (2)(3)(4) 7 4

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sortera Technologies, Series PF2-2, Acquisition Date:
9/22/25, Cost $5 (2)(3)(4) 9 5
Sortera Technologies, Series PF2-3, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-4, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-5, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-6, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-7, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-8, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-9, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
111
Private Investment Companies 7.6%
Blackstone Partners Offshore Fund, Series E1 (3) 21,610 64,909
64,909
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  3,936 4
4.40%, 10/25/30  405,000 406
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 775
3.71%, 9/25/32  370,000 355
4.43%, 2/25/33  285,000 284
1,824
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,580,000 989
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 555
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 666
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,433
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 205
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,336
U.S. Treasury Bonds, 2.50%, 2/15/45  40,000 28
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 49

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 2.75%, 8/15/47 (10) 4,285,000 3,002
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 162
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 540
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 109
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 561
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 235
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 183
U.S. Treasury Bonds, 3.50%, 2/15/39  400,000 359
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 258
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 63
U.S. Treasury Bonds, 3.625%, 5/15/53  825,000 653
U.S. Treasury Bonds, 3.875%, 8/15/40  2,025,000 1,840
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 533
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 92
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 127
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 318
U.S. Treasury Bonds, 4.25%, 8/15/54  245,000 217
U.S. Treasury Bonds, 4.50%, 11/15/54  270,000 249
U.S. Treasury Bonds, 4.625%, 11/15/45  425,000 406
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 141
U.S. Treasury Bonds, 4.625%, 2/15/55  190,000 179
U.S. Treasury Bonds, 4.625%, 11/15/55  200,000 189
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 362
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 615
U.S. Treasury Bonds, 4.75%, 5/15/55  720,000 692
U.S. Treasury Bonds, 4.75%, 8/15/55  355,000 342
U.S. Treasury Bonds, 5.00%, 5/15/45  65,000 65
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  52,466 28
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  163,968 93
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  305,164 226
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  617,527 478
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  201,221 145
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  576,562 410
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  306,036 228
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  149,745 108
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  162,330 115
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  136,290 113
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  543,629 416
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  238,757 232
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  434,643 383
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55  341,751 317
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/56  70,582 66
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32  469,465 521

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28  666,742 702
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29  397,166 430
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  111,696 113
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,578,796 1,573
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  723,974 698
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,000,530 960
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  1,657,049 1,571
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  542,566 511
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  753,743 738
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  140,270 140
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  211,970 211
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  1,152,163 1,097
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  150,494 151
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  546,407 545
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30  1,050,670 1,049
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  858,611 864
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/31  852,134 849
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  763,946 753
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  1,479,934 1,512
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  1,586,035 1,612
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  1,931,316 1,939
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  859,188 870
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35  829,434 833
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36  703,983 702
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  2,924,075 3,015
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35 (10) 543,627 557
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,404,585 3,535
U.S. Treasury Notes, 0.625%, 8/15/30  825,000 716
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 114
U.S. Treasury Notes, 1.625%, 8/15/29 (10) 1,450,000 1,348
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 323
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 99
U.S. Treasury Notes, 3.625%, 9/30/30  45,000 44
U.S. Treasury Notes, 3.875%, 3/31/31  685,000 681
U.S. Treasury Notes, 3.875%, 8/15/34  750,000 728
U.S. Treasury Notes, 4.00%, 2/28/30  350,000 350
U.S. Treasury Notes, 4.00%, 3/31/30  245,000 245
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 275
U.S. Treasury Notes, 4.00%, 11/15/35  245,000 238
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 357
U.S. Treasury Notes, 4.125%, 3/31/32  820,000 820
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 494
U.S. Treasury Notes, 4.25%, 11/15/34  1,005,000 1,000

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.25%, 5/15/35  1,255,000 1,246
U.S. Treasury Notes, 4.375%, 11/30/28  745,000 753
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 355
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 151
U.S. Treasury Notes, 4.50%, 5/31/29  650,000 661
U.S. Treasury Notes, 4.625%, 2/15/35  440,000 449
60,609
Total United States (Cost $481,869) 632,652
VIETNAM 0.3%
Common Stocks 0.3%
Asia Commercial Bank  385,126 344
Bank for Foreign Trade of Vietnam  42,047 96
Binh Minh Plastics  19,600 108
FPT Digital Retail (2) 31,193 176
Gemadept  14,500 42
Ho Chi Minh City Development Joint Stock Commercial
Bank (2) 15,606 16
Hoa Phat Group (2) 602,928 636
Khang Dien House Trading & Investment (2) 131,483 127
Military Commercial Joint Stock Bank  238,542 236
Mobile World Investment  88,600 284
Nam Long Investment  69,209 73
Phu Nhuan Jewelry  123,380 317
Techcom Securities  20,000 39
Vietnam Prosperity Bank  67,800 68
Total Vietnam (Cost $1,986) 2,562
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 3.72% (8)(11) 24,634,355 24,634
Total Short-Term Investments (Cost $24,634) 24,634

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.71% (8)(11) 3,648,704 3,649
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,649
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.71% (8)(11) 2,165,376 2,165
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,165
Total Securities Lending Collateral (Cost $5,814) 5,814
Total Investments in Securities
100.7% of Net Assets
(Cost $639,968) $ 861,526
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4. All or a portion of this security is on loan at April 30, 2026.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”).
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,206 and represents 0.4% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,138 and represents 1.9% of net assets.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Affiliated Companies
(9) SEC 30-day yield
(10) At April 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M PLN WIBOR One month PLN WIBOR (Warsaw interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SAR Saudi Riyal
SARON Swiss Average Rate Overnight
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TONA Tokyo overnight average rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
5/15/26 @ $80.00 721 5,795 (27)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/15/26 @ $80.00 721 5,795 (16)
Morgan Stanley
S&P 500 Index, Put,
6/18/26 @ $6,625.00 58 41,812 (207)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/15/26 @ $80.00 595 4,783 (13)
Total Options Written (Premiums $(313)) $ (263)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Australia 0.0%
Goldman Sachs, Pay Underlying
Reference: Northern Star Resources
Monthly, Receive Variable 3.710% (1M
ADBB + (0.40)%) Monthly, 1/18/28 146 16 — 16
JPMorgan Chase, Pay Underlying
Reference: QBE Insurance Group
Monthly, Receive Variable 3.710% (1M
ADBB + (0.40)%) Monthly, 1/18/28 160 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Coles Group Monthly, Pay
Variable 4.510% (1M ADBB + 0.40%)
Monthly, 1/18/28 463 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Suncorp Group Monthly, Pay
Variable 4.510% (1M ADBB + 0.40%)
Monthly, 1/18/28 504 12 — 12
Morgan Stanley, Pay Underlying
Reference: Woolworths Group Monthly,
Receive Variable 3.710% (1M ADBB +
(0.40)%) Monthly, 1/18/28 148 7 — 7
Morgan Stanley, Receive Underlying
Reference: Cochlear Monthly, Pay
Variable 4.728% (1M ADBB + 0.55%)
Monthly, 1/18/28 303 (3) — (3)
UBS Investment Bank, Pay Underlying
Reference: Fortescue Monthly, Receive
Variable 3.613% (1M ADBB + (0.45)%)
Monthly, 1/18/28 179 9 — 9
UBS Investment Bank, Pay Underlying
Reference: National Australia Bank
Monthly, Receive Variable 3.613% (1M
ADBB + (0.45)%) Monthly, 1/18/28 140 11 — 11
UBS Investment Bank, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable 3.705% (1M ADBB +
(0.45)%) Monthly, 1/18/28 143 4 — 4
UBS Investment Bank, Receive
Underlying Reference: ANZ Group
Holdings Monthly, Pay Variable 4.463%
(1M ADBB + 0.40%) Monthly, 1/18/28 307 (10) — (10)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Mirvac Monthly,
Pay Variable 4.463% (1M ADBB +
0.40%) Monthly, 1/18/28 128 (4) — (4)
Total Australia — 36
Austria (0.0)%
Goldman Sachs, Receive Underlying
Reference: Erste Group Bank Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 183 (25) — (25)
Total Austria — (25)
Belgium (0.0)%
Citibank, Pay Underlying Reference:
Lotus Bakeries Monthly, Receive
Variable 1.633% (EUR ESTR + (0.30)%)
Monthly, 1/18/28 91 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: UCB Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 140 (22) — (22)
Total Belgium — (23)
Canada 0.0%
Citibank, Pay Underlying Reference:
Brookfield Asset Management, Class
A Monthly, Receive Variable 1.903%
(CORRA + (0.40)%) Monthly, 1/18/28 138 (4) — (4)
Citibank, Pay Underlying Reference:
FirstService Monthly, Receive Variable
1.903% (CORRA + (0.40)%) Monthly,
1/18/28 494 34 — 34
Citibank, Pay Underlying Reference:
Manulife Financial Monthly, Receive
Variable 1.903% (CORRA + (0.40)%)
Monthly, 1/18/28 351 (15) — (15)
Citibank, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable
2.753% (CORRA + 0.45%) Monthly,
1/18/28 230 (25) — (25)
Citibank, Receive Underlying Reference:
Royal Bank of Canada Monthly, Pay
Variable 2.753% (CORRA + 0.45%)
Monthly, 1/18/28 442 15 — 15

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
TMX Group Monthly, Pay Variable
2.753% (CORRA + 0.45%) Monthly,
1/18/28 348 28 — 28
Citibank, Receive Underlying Reference:
TMX Group Monthly, Pay Variable
2.756% (CORRA + 0.45%) Monthly,
1/18/28 74 4 — 4
Citibank, Receive Underlying Reference:
Tourmaline Oil Monthly, Pay Variable
2.753% (CORRA + 0.45%) Monthly,
1/18/28 141 6 — 6
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.005% (CORRA +
(0.30)%) Monthly, 1/18/28 159 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Lundin Mining Monthly,
Receive Variable 2.005% (CORRA +
(0.30)%) Monthly, 1/18/28 141 16 — 16
Goldman Sachs, Receive Underlying
Reference: Celestica Monthly, Pay
Variable 2.605% (CORRA + 0.30%)
Monthly, 1/18/28 140 6 — 6
Goldman Sachs, Receive Underlying
Reference: First Quantum Minerals
Monthly, Pay Variable 2.605% (CORRA
+ 0.30%) Monthly, 1/18/28 193 (21) — (21)
JPMorgan Chase, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 1.805% (CORRA +
(0.50)%) Monthly, 1/18/28 434 (13) — (13)
JPMorgan Chase, Receive Underlying
Reference: Canadian Natural Resources
Monthly, Pay Variable 2.705% (CORRA
+ 0.40%) Monthly, 1/18/28 416 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Thomson Reuters Monthly,
Pay Variable 2.714% (CORRA + 0.40%)
Monthly, 1/18/28 137 5 — 5
JPMorgan Chase, Receive Underlying
Reference: West Fraser Timber Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 150 (5) — (5)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bank of Nova Monthly,
Receive Variable 1.905% (CORRA +
(0.40)%) Monthly, 1/18/28 143 (2) — (2)
Total Canada — 36
Denmark 0.0%
JPMorgan Chase, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 2.353% (1M DKK
CIBOR + 0.40%) Monthly, 1/18/28 655 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Novonesis Novozymes,
Class B Monthly, Pay Variable 2.353%
(1M DKK CIBOR + 0.40%) Monthly,
1/18/28 703 3 — 3
Total Denmark — 11
Finland 0.0%
Goldman Sachs, Pay Underlying
Reference: Elisa Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 365 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Fortum Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 193 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 89 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Stora Enso, Class R Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 202 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: Neste Monthly, Pay Variable
2.283% (EUR ESTR + 0.35%) Monthly,
1/18/28 156 37 — 37
Total Finland — 7
France (0.0)%
Citibank, Pay Underlying Reference:
EssilorLuxottica Monthly, Receive
Variable 1.633% (EUR ESTR + (0.30)%)
Monthly, 1/18/28 94 11 — 11

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Thales Monthly, Pay Variable 2.333%
(EUR ESTR + 0.40%) Monthly, 1/18/28 90 (14) — (14)
Goldman Sachs, Pay Underlying
Reference: Sanofi Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 428 8 — 8
Goldman Sachs, Receive Underlying
Reference: Accor Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 142 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 291 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Pay Variable 2.333%
(EUR ESTR + 0.40%) Monthly, 1/18/28 93 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 324 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Safran Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 123 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Vinci Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 179 (9) — (9)
UBS Investment Bank, Receive
Underlying Reference: BNP Paribas
Monthly, Pay Variable 2.283% (EUR
ESTR + 0.35%) Monthly, 1/18/28 94 (1) — (1)
Total France — (53)
Germany (0.0)%
Citibank, Pay Underlying Reference:
Fresenius Monthly, Receive Variable
1.633% (EUR ESTR + (0.30)%) Monthly,
1/18/28 279 26 — 26

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Heidelberg Materials Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 96 2 — 2
Goldman Sachs, Pay Underlying
Reference: Dr Ing hc F Porsche Monthly,
Receive Variable (0.317)% (EUR ESTR
+ (2.50)%) Monthly, 1/18/28 92 4 — 4
Goldman Sachs, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 97 3 — 3
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 133 8 — 8
Goldman Sachs, Receive Underlying
Reference: Allianz Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 565 4 — 4
Goldman Sachs, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 101 4 — 4
Goldman Sachs, Receive Underlying
Reference: Hensoldt Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 95 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 186 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Receive Variable
1.583% (EUR ESTR + (0.35)%) Monthly,
1/18/28 242 14 — 14
Morgan Stanley, Receive Underlying
Reference: Hannover Rueck Monthly,
Pay Variable 2.283% (EUR ESTR +
0.35%) Monthly, 1/18/28 672 (50) — (50)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Merck Monthly, Pay Variable
2.283% (EUR ESTR + 0.35%) Monthly,
1/18/28 163 (12) — (12)
Total Germany — (4)
Hong Kong (0.0)%
Morgan Stanley, Pay Underlying
Reference: AIA Group Monthly, Receive
Variable 2.037% (1M HKD HIBOR +
(0.40)%) Monthly, 1/18/28 797 (5) — (5)
Total Hong Kong — (5)
Ireland 0.0%
Bank of America, Receive Underlying
Reference: Pentair Monthly, Pay Variable
3.951% (SOFR + 0.30%) Monthly,
1/18/28 88 (7) — (7)
Citibank, Pay Underlying Reference:
Allegion Monthly, Receive Variable
3.466% (SOFR + (0.18)%) Monthly,
1/18/28 266 14 — 14
Citibank, Receive Underlying Reference:
Aon, Class A Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 102 (6) — (6)
Citibank, Receive Underlying Reference:
Linde Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 382 — — —
Goldman Sachs, Pay Underlying
Reference: Accenture, Class A Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 395 28 — 28
Goldman Sachs, Receive Underlying
Reference: Kingspan Group Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 180 1 — 1
Goldman Sachs, Receive Underlying
Reference: Willis Towers Watson
Monthly, Pay Variable 3.951% (SOFR +
0.30%) Monthly, 1/18/28 101 (13) — (13)
Total Ireland — 17

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Israel (0.0)%
Goldman Sachs, Pay Underlying
Reference: Monday.com Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 93 — — —
Total Israel — —
Italy 0.0%
Goldman Sachs, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.663% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 496 2 — 2
Goldman Sachs, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 179 (14) — (14)
JPMorgan Chase, Receive Underlying
Reference: Enel Monthly, Pay Variable
2.283% (EUR ESTR + 0.35%) Monthly,
1/18/28 51 1 — 1
Morgan Stanley, Receive Underlying
Reference: Enel Monthly, Pay Variable
2.283% (EUR ESTR + 0.35%) Monthly,
1/18/28 278 6 — 6
UBS Investment Bank, Receive
Underlying Reference: Generali Monthly,
Pay Variable 2.283% (EUR ESTR +
0.35%) Monthly, 1/18/28 100 6 — 6
Total Italy — 1
Japan 0.0%
JPMorgan Chase, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 8,596 1 — 1
Morgan Stanley, Pay Underlying
Reference: Bandai Namco Holdings
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 23,472 9 — 9
Morgan Stanley, Pay Underlying
Reference: Daiichi Life Group Monthly,
Receive Variable 0.308% (JPY TONA +
(0.42)%) Monthly, 1/18/28 15,402 1 — 1

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Japan Post Bank Monthly,
Receive Variable 0.308% (JPY TONA +
(0.42)%) Monthly, 1/18/28 30,498 1 — 1
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 20,685 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable 0.307% (JPY TONA + (0.42)%)
Monthly, 1/18/28 17,752 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 19,134 3 — 3
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable 0.308% (JPY TONA +
(0.42)%) Monthly, 1/18/28 46,020 2 — 2
Morgan Stanley, Pay Underlying
Reference: Suntory Beverage & Food
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 15,181 5 — 5
Morgan Stanley, Pay Underlying
Reference: Sysmex Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 21,910 4 — 4
Morgan Stanley, Pay Underlying
Reference: Terumo Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 13,997 7 — 7
Morgan Stanley, Receive Underlying
Reference: Advantest Monthly, Pay
Variable 1.257% (JPY TONA + 0.53%)
Monthly, 1/18/28 39,041 3 — 3
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 1.258% (JPY
TONA + 0.53%) Monthly, 1/18/28 16,448 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Food & Life Monthly, Pay
Variable 1.258% (JPY TONA + 0.53%)
Monthly, 1/18/28 25,699 (8) — (8)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Fujikura Monthly, Pay
Variable 1.258% (JPY TONA + 0.53%)
Monthly, 1/18/28 29,552 10 — 10
Morgan Stanley, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 1.258% (JPY TONA + 0.53%)
Monthly, 1/18/28 16,744 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Ryohin Keikaku Monthly, Pay
Variable 1.258% (JPY TONA + 0.53%)
Monthly, 1/18/28 17,986 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly,
Pay Variable 1.258% (JPY TONA +
0.53%) Monthly, 1/18/28 20,442 23 — 23
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 1.258% (JPY
TONA + 0.53%) Monthly, 1/18/28 16,237 7 — 7
Morgan Stanley, Receive Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Pay Variable 1.258%
(JPY TONA + 0.53%) Monthly, 1/18/28 19,775 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Takeda Pharmaceutical
Monthly, Pay Variable 1.258% (JPY
TONA + 0.53%) Monthly, 1/18/28 45,797 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: Tokio Marine Holdings
Monthly, Pay Variable 1.258% (JPY
TONA + 0.53%) Monthly, 1/18/28 59,473 20 — 20
UBS Investment Bank, Pay Underlying
Reference: Otsuka Holdings Monthly,
Receive Variable 0.327% (JPY TONA +
(0.40)%) Monthly, 1/18/28 16,575 (3) — (3)
UBS Investment Bank, Receive
Underlying Reference: Ajinomoto
Monthly, Pay Variable 1.077% (JPY
TONA + 0.35%) Monthly, 1/18/28 38,208 17 — 17
UBS Investment Bank, Receive
Underlying Reference: Daiichi Sankyo
Monthly, Pay Variable 1.077% (JPY
TONA + 0.35%) Monthly, 1/18/28 15,296 (7) — (7)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Eisai Monthly,
Pay Variable 1.077% (JPY TONA +
0.35%) Monthly, 1/18/28 31,446 (16) — (16)
UBS Investment Bank, Receive
Underlying Reference: Fast Retailing
Monthly, Pay Variable 1.077% (JPY
TONA + 0.35%) Monthly, 1/18/28 33,880 19 — 19
UBS Investment Bank, Receive
Underlying Reference: Recruit Holdings
Monthly, Pay Variable 1.077% (JPY
TONA + 0.35%) Monthly, 1/18/28 8,066 — — —
UBS Investment Bank, Receive
Underlying Reference: Renesas
Electronics Monthly, Pay Variable
1.077% (JPY TONA + 0.35%) Monthly,
1/18/28 22,194 33 — 33
UBS Investment Bank, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 1.077% (JPY TONA +
0.35%) Monthly, 1/18/28 14,140 (8) — (8)
UBS Investment Bank, Receive
Underlying Reference: Seven & i
Holdings Monthly, Pay Variable 1.077%
(JPY TONA + 0.35%) Monthly, 1/18/28 17,148 (14) — (14)
UBS Investment Bank, Receive
Underlying Reference: Shin-Etsu
Chemical Monthly, Pay Variable 1.077%
(JPY TONA + 0.35%) Monthly, 1/18/28 18,763 16 — 16
UBS Investment Bank, Receive
Underlying Reference: Sumitomo Mitsui
Trust Group Monthly, Pay Variable
1.077% (JPY TONA + 0.35%) Monthly,
1/18/28 54,672 (6) — (6)
UBS Investment Bank, Receive
Underlying Reference: Sumitomo Realty
& Development Monthly, Pay Variable
1.077% (JPY TONA + 0.35%) Monthly,
1/18/28 27,253 (3) — (3)
UBS Investment Bank, Receive
Underlying Reference: T&D Holdings
Monthly, Pay Variable 1.077% (JPY
TONA + 0.35%) Monthly, 1/18/28 17,354 (8) — (8)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Timee Monthly,
Pay Variable 1.077% (JPY TONA +
0.35%) Monthly, 1/18/28 17,450 (5) — (5)
UBS Investment Bank, Receive
Underlying Reference: Tokyo Electron
Monthly, Pay Variable 1.077% (JPY
TONA + 0.35%) Monthly, 1/18/28 21,205 7 — 7
Total Japan — 67
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: Glencore Monthly, Pay
Variable 4.113% (GBP SONIA + 0.38%)
Monthly, 1/18/28 246 7 — 7
Total Jersey — 7
Luxembourg 0.0%
Goldman Sachs, Pay Underlying
Reference: Zabka Group Monthly,
Receive Variable 3.190% (1M PLN
WIBOR + (0.50)%) Monthly, 1/18/28
(PLN) 466 13 — 13
Total Luxembourg — 13
Netherlands 0.0%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
2.283% (EUR ESTR + 0.35%) Monthly,
1/18/28 73 1 — 1
Citibank, Receive Underlying Reference:
Ferrari Monthly, Pay Variable 2.333%
(EUR ESTR + 0.40%) Monthly, 1/18/28 91 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Ferrovial Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 106 4 — 4
Goldman Sachs, Receive Underlying
Reference: Euronext Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 143 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Prosus Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 144 (6) — (6)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: CSG Monthly, Receive
Variable 1.583% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 326 51 — 51
Total Netherlands — 43
Netherlands Antilles 0.0%
Citibank, Receive Underlying Reference:
SLB Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 179 17 — 17
Total Netherlands Antilles — 17
Norway 0.0%
Goldman Sachs, Receive Underlying
Reference: Aker BP Monthly, Pay
Variable 4.500% (1M NOK NIBOR +
0.35%) Monthly, 1/18/28 4,309 29 — 29
Morgan Stanley, Receive Underlying
Reference: Kongsberg Gruppen Monthly,
Pay Variable 4.520% (1M NOK NIBOR +
0.35%) Monthly, 1/18/28 1,143 (7) — (7)
Total Norway — 22
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Banco Comercial Portugues,
Class R Monthly, Pay Variable 2.333%
(EUR ESTR + 0.40%) Monthly, 1/18/28 96 — — —
Goldman Sachs, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 96 4 — 4
Total Portugal — 4
Spain 0.0%
Goldman Sachs, Receive Underlying
Reference: CaixaBank Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 282 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Banco Santander Monthly,
Receive Variable 1.583% (EUR ESTR +
(0.35)%) Monthly, 1/18/28 227 4 — 4
Total Spain — 3

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Sweden 0.0%
Citibank, Pay Underlying Reference:
EQT Monthly, Receive Variable 1.579%
(1M SEK STIBOR + (0.35)%) Monthly,
1/18/28 892 — — —
Citibank, Pay Underlying Reference: H
& M Hennes & Mauritz, Class B Monthly,
Receive Variable 1.179% (1M SEK
STIBOR + (0.75)%) Monthly, 1/18/28 1,063 7 — 7
Citibank, Receive Underlying Reference:
Swedbank, Class A Monthly, Pay
Variable 2.279% (1M SEK STIBOR +
0.35%) Monthly, 1/18/28 4,431 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Skandinaviska Enskilda
Banken, Class A Monthly, Receive
Variable 1.555% (1M SEK STIBOR +
(0.35)%) Monthly, 1/18/28 2,452 7 — 7
Total Sweden — 10
Switzerland 0.0%
Goldman Sachs, Pay Underlying
Reference: Novartis Monthly, Receive
Variable (0.449)% (SARON + (0.41)%)
Monthly, 1/18/28 146 4 — 4
Goldman Sachs, Pay Underlying
Reference: Straumann Holding Monthly,
Receive Variable (0.449)% (SARON +
(0.41)%) Monthly, 1/18/28 78 5 — 5
Goldman Sachs, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable 0.251% (SARON
+ 0.29%) Monthly, 1/18/28 149 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: UBS Group Monthly, Pay
Variable 0.251% (SARON + 0.29%)
Monthly, 1/18/28 92 2 — 2
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable (0.449)% (1M CHF
LIBOR + (0.41)%) Monthly, 1/18/28 102 (1) — (1)
Total Switzerland — 4

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
United Kingdom (0.0)%
Goldman Sachs, Pay Underlying
Reference: Admiral Group Monthly,
Receive Variable 3.383% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 76 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Prudential Monthly, Receive
Variable 3.383% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 310 4 — 4
Goldman Sachs, Pay Underlying
Reference: Whitbread Monthly, Receive
Variable 3.383% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 79 12 — 12
Goldman Sachs, Receive Underlying
Reference: Halma Monthly, Pay Variable
4.113% (GBP SONIA + 0.38%) Monthly,
1/18/28 237 17 — 17
Goldman Sachs, Receive Underlying
Reference: InterContinental Hotels
Group Monthly, Pay Variable 4.109%
(SOFR + 0.46%) Monthly, 1/18/28 103 2 — 2
Goldman Sachs, Receive Underlying
Reference: Marks & Spencer Group
Monthly, Pay Variable 4.113% (GBP
SONIA + 0.38%) Monthly, 1/18/28 151 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Rolls-Royce Holdings
Monthly, Pay Variable 4.113% (GBP
SONIA + 0.38%) Monthly, 1/18/28 97 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Shell Monthly, Pay Variable
4.113% (GBP SONIA + 0.38%) Monthly,
1/18/28 185 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.113% (GBP SONIA +
0.38%) Monthly, 1/18/28 90 7 — 7
JPMorgan Chase, Receive Underlying
Reference: 3i Group Monthly, Pay
Variable 4.083% (GBP SONIA + 0.35%)
Monthly, 1/18/28 119 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
4.081% (GBP SONIA + 0.35%) Monthly,
1/18/28 142 (1) — (1)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Aviva Monthly, Receive
Variable 3.423% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 555 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: BP Monthly, Receive
Variable 3.423% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 86 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Smith & Nephew Monthly,
Receive Variable 3.423% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 156 18 — 18
UBS Investment Bank, Receive
Underlying Reference: Babcock
International Group Monthly, Pay
Variable 4.084% (GBP SONIA + 0.35%)
Monthly, 1/18/28 70 (14) — (14)
UBS Investment Bank, Receive
Underlying Reference: Experian Monthly,
Pay Variable 4.084% (GBP SONIA +
0.35%) Monthly, 1/18/28 85 — — —
Total United Kingdom — (15)
United States (0.0)%
Bank of America, Pay Underlying
Reference: American Express Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 373 6 — 6
Bank of America, Pay Underlying
Reference: DoorDash, Class A Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 113 7 — 7
Bank of America, Pay Underlying
Reference: ServiceNow Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 252 16 — 16
Bank of America, Pay Underlying
Reference: Zoetis Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 106 5 — 5
Bank of America, Receive Underlying
Reference: Emerson Electric Monthly,
Pay Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 370 (1) — (1)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
3M Monthly, Receive Variable 3.466%
(SOFR + (0.18)%) Monthly, 1/18/28 201 4 — 4
Citibank, Pay Underlying Reference:
Broadridge Financial Solutions Monthly,
Receive Variable 3.466% (SOFR +
(0.18)%) Monthly, 1/18/28 221 10 — 10
Citibank, Pay Underlying Reference:
Cigna Group Monthly, Receive Variable
3.466% (SOFR + (0.18)%) Monthly,
1/18/28 203 (9) — (9)
Citibank, Pay Underlying Reference:
Comcast, Class A Monthly, Receive
Variable 3.466% (SOFR + (0.18)%)
Monthly, 1/18/28 485 17 — 17
Citibank, Pay Underlying Reference:
Deckers Outdoor Monthly, Receive
Variable 3.466% (SOFR + (0.18)%)
Monthly, 1/18/28 136 6 — 6
Citibank, Pay Underlying Reference:
Entergy Monthly, Receive Variable
3.466% (SOFR + (0.18)%) Monthly,
1/18/28 171 (5) — (5)
Citibank, Pay Underlying Reference:
Eversource Energy Monthly, Receive
Variable 3.466% (SOFR + (0.18)%)
Monthly, 1/18/28 105 (1) — (1)
Citibank, Pay Underlying Reference:
Goldman Sachs Group Monthly, Receive
Variable 3.466% (SOFR + (0.18)%)
Monthly, 1/18/28 181 (3) — (3)
Citibank, Pay Underlying Reference:
International Flavors & Fragrances
Monthly, Receive Variable 3.466%
(SOFR + (0.18)%) Monthly, 1/18/28 126 6 — 6
Citibank, Pay Underlying Reference: J.
M. Smucker Monthly, Receive Variable
3.466% (SOFR + (0.18)%) Monthly,
1/18/28 128 (6) — (6)
Citibank, Pay Underlying Reference:
Kimberly-Clark Monthly, Receive
Variable 3.466% (SOFR + (0.18)%)
Monthly, 1/18/28 231 (3) — (3)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Lam Research Monthly, Receive
Variable 3.466% (SOFR + (0.18)%)
Monthly, 1/18/28 111 (5) — (5)
Citibank, Pay Underlying Reference:
ONEOK Monthly, Receive Variable
3.466% (SOFR + (0.18)%) Monthly,
1/18/28 94 (6) — (6)
Citibank, Pay Underlying Reference:
Prologis Monthly, Receive Variable
3.476% (SOFR + (0.18)%) Monthly,
1/18/28 213 (6) — (6)
Citibank, Pay Underlying Reference:
Prologis Monthly, Receive Variable
3.476% (SOFR + (0.18)%) Monthly,
1/18/28 70 (3) — (3)
Citibank, Pay Underlying Reference:
State Street Monthly, Receive Variable
3.466% (SOFR + (0.18)%) Monthly,
1/18/28 432 (52) — (52)
Citibank, Receive Underlying Reference:
Allstate Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 55 1 — 1
Citibank, Receive Underlying Reference:
Baker Hughes Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 108 11 — 11
Citibank, Receive Underlying Reference:
Bank of New York Mellon Monthly,
Pay Variable 4.066% (SOFR + 0.42%)
Monthly, 1/18/28 481 25 — 25
Citibank, Receive Underlying Reference:
Capital One Financial Monthly, Pay
Variable 4.066% (SOFR + 0.42%)
Monthly, 1/18/28 110 (1) — (1)
Citibank, Receive Underlying Reference:
Caterpillar Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 100 15 — 15
Citibank, Receive Underlying Reference:
Ciena Monthly, Pay Variable 4.076%
(SOFR + 0.42%) Monthly, 1/18/28 102 9 — 9
Citibank, Receive Underlying Reference:
CMS Energy Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 104 (3) — (3)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Consolidated Edison Monthly, Pay
Variable 4.066% (SOFR + 0.42%)
Monthly, 1/18/28 113 (2) — (2)
Citibank, Receive Underlying Reference:
CSX Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 446 34 — 34
Citibank, Receive Underlying Reference:
Danaher Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 183 (17) — (17)
Citibank, Receive Underlying Reference:
DTE Energy Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 216 4 — 4
Citibank, Receive Underlying Reference:
Elevance Health Monthly, Pay Variable
4.076% (SOFR + 0.42%) Monthly,
1/18/28 105 20 — 20
Citibank, Receive Underlying Reference:
Fortive Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 433 2 — 2
Citibank, Receive Underlying Reference:
Gilead Sciences Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 152 (12) — (12)
Citibank, Receive Underlying Reference:
Home Depot Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 262 (6) — (6)
Citibank, Receive Underlying Reference:
Marsh & McLennan Monthly, Pay
Variable 4.066% (SOFR + 0.42%)
Monthly, 1/18/28 144 (6) — (6)
Citibank, Receive Underlying Reference:
McDonald's Monthly, Pay Variable
4.066% (SOFR + 0.42%) Monthly,
1/18/28 233 (11) — (11)
Citibank, Receive Underlying Reference:
SLB Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 62 6 — 6
Citibank, Receive Underlying Reference:
Texas Instruments Monthly, Pay Variable
4.076% (SOFR + 0.42%) Monthly,
1/18/28 105 31 — 31

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Thermo Fisher Scientific Monthly, Pay
Variable 4.066% (SOFR + 0.42%)
Monthly, 1/18/28 81 (4) — (4)
Citibank, Receive Underlying Reference:
Thermo Fisher Scientific Monthly, Pay
Variable 4.076% (SOFR + 0.42%)
Monthly, 1/18/28 98 (9) — (9)
Citibank, Receive Underlying Reference:
TJX Monthly, Pay Variable 4.066%
(SOFR + 0.42%) Monthly, 1/18/28 161 (5) — (5)
Citibank, Receive Underlying Reference:
Vertex Pharmaceuticals Monthly, Pay
Variable 4.066% (SOFR + 0.42%)
Monthly, 1/18/28 128 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 122 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 213 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: AT&T Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 186 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 154 6 — 6
Goldman Sachs, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 191 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: CME Group Monthly,
Receive Variable 3.352% (SOFR +
(0.30)%) Monthly, 1/18/28 336 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Constellation Energy
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 177 (11) — (11)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: DuPont de Nemours
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 101 1 — 1
Goldman Sachs, Pay Underlying
Reference: Ecolab Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 263 10 — 10
Goldman Sachs, Pay Underlying
Reference: Evergy Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 390 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Exelon Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 244 10 — 10
Goldman Sachs, Pay Underlying
Reference: Fastenal Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 98 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: First Solar Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 155 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: FirstEnergy Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 106 6 — 6
Goldman Sachs, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 104 5 — 5
Goldman Sachs, Pay Underlying
Reference: Halliburton Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 226 (28) — (28)
Goldman Sachs, Pay Underlying
Reference: Hartford Insurance Group
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 256 4 — 4
Goldman Sachs, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 156 18 — 18

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
3.351% (SOFR + (0.30)%) Monthly,
1/18/28 121 7 — 7
Goldman Sachs, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 137 5 — 5
Goldman Sachs, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 97 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Leidos Holdings Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 94 6 — 6
Goldman Sachs, Pay Underlying
Reference: Nasdaq Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 179 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 376 (9) — (9)
Goldman Sachs, Pay Underlying
Reference: Norfolk Southern Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 202 (12) — (12)
Goldman Sachs, Pay Underlying
Reference: Rockwell Automation
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 397 (11) — (11)
Goldman Sachs, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 138 (29) — (29)
Goldman Sachs, Pay Underlying
Reference: Southern Copper Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 219 21 — 21
Goldman Sachs, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 163 (11) — (11)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 334 — — —
Goldman Sachs, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 141 4 — 4
Goldman Sachs, Pay Underlying
Reference: Uber Technologies Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 140 5 — 5
Goldman Sachs, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 152 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: United Rentals Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 98 (25) — (25)
Goldman Sachs, Pay Underlying
Reference: Universal Health Services,
Class B Monthly, Receive Variable
3.351% (SOFR + (0.30)%) Monthly,
1/18/28 129 9 — 9
Goldman Sachs, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 3.351% (SOFR + (0.30)%)
Monthly, 1/18/28 171 8 — 8
Goldman Sachs, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 198 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: W. R. Berkley Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 209 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Wells Fargo Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 365 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: Williams-Sonoma Monthly,
Receive Variable 3.351% (SOFR +
(0.30)%) Monthly, 1/18/28 98 6 — 6

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Zimmer Biomet Holdings
Monthly, Receive Variable 3.351%
(SOFR + (0.30)%) Monthly, 1/18/28 106 13 — 13
Goldman Sachs, Receive Underlying
Reference: Block Monthly, Pay Variable
3.950% (SOFR + 0.30%) Monthly,
1/18/28 56 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Boston Scientific Monthly,
Pay Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 255 (28) — (28)
Goldman Sachs, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 122 6 — 6
Goldman Sachs, Receive Underlying
Reference: Comfort Systems USA
Monthly, Pay Variable 3.951% (SOFR +
0.30%) Monthly, 1/18/28 120 14 — 14
Goldman Sachs, Receive Underlying
Reference: Corning Monthly, Pay
Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 152 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Live Nation Entertainment
Monthly, Pay Variable 3.951% (SOFR +
0.30%) Monthly, 1/18/28 106 1 — 1
Goldman Sachs, Receive Underlying
Reference: Oracle Monthly, Pay Variable
3.951% (SOFR + 0.30%) Monthly,
1/18/28 118 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Southern Monthly, Pay
Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 205 4 — 4
Goldman Sachs, Receive Underlying
Reference: T-Mobile U.S. Monthly,
Pay Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 238 6 — 6
Goldman Sachs, Receive Underlying
Reference: Tractor Supply Monthly,
Pay Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 98 (21) — (21)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Cognizant Technology
Solutions, Class A Monthly, Receive
Variable 3.401% (SOFR + (0.25)%)
Monthly, 1/18/28 186 23 — 23
JPMorgan Chase, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 3.401% (SOFR +
(0.25)%) Monthly, 1/18/28 501 (67) — (67)
JPMorgan Chase, Pay Underlying
Reference: EPAM Systems Monthly,
Receive Variable 3.401% (SOFR +
(0.25)%) Monthly, 1/18/28 103 12 — 12
JPMorgan Chase, Pay Underlying
Reference: Honeywell International
Monthly, Receive Variable 3.401%
(SOFR + (0.25)%) Monthly, 1/18/28 105 8 — 8
JPMorgan Chase, Pay Underlying
Reference: Huntington Ingalls Industries
Monthly, Receive Variable 3.401%
(SOFR + (0.25)%) Monthly, 1/18/28 100 9 — 9
JPMorgan Chase, Pay Underlying
Reference: KLA Monthly, Receive
Variable 3.401% (SOFR + (0.25)%)
Monthly, 1/18/28 121 — — —
JPMorgan Chase, Pay Underlying
Reference: Marathon Petroleum
Monthly, Receive Variable 3.400%
(SOFR + (0.25)%) Monthly, 1/18/28 103 (16) — (16)
JPMorgan Chase, Pay Underlying
Reference: Nordson Monthly, Receive
Variable 3.401% (SOFR + (0.25)%)
Monthly, 1/18/28 108 (5) — (5)
JPMorgan Chase, Pay Underlying
Reference: QUALCOMM Monthly,
Receive Variable 3.401% (SOFR +
(0.25)%) Monthly, 1/18/28 351 (122) — (122)
JPMorgan Chase, Pay Underlying
Reference: Vulcan Materials Monthly,
Receive Variable 3.401% (SOFR +
(0.25)%) Monthly, 1/18/28 100 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Alliant Energy Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 330 8 — 8

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 292 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 268 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Arista Networks Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 96 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Axon Enterprise Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 137 — — —
JPMorgan Chase, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 107 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
4.001% (SOFR + 0.35%) Monthly,
1/18/28 102 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Bristol-Myers Squibb
Monthly, Pay Variable 4.001% (SOFR +
0.35%) Monthly, 1/18/28 120 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Cardinal Health Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 100 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: CBRE Group, Class A
Monthly, Pay Variable 4.001% (SOFR +
0.35%) Monthly, 1/18/28 108 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Cisco Systems Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 146 16 — 16
JPMorgan Chase, Receive Underlying
Reference: Colgate-Palmolive Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 206 6 — 6

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: ConocoPhillips Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 253 14 — 14
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 102 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Dover Monthly, Pay Variable
4.001% (SOFR + 0.35%) Monthly,
1/18/28 222 11 — 11
JPMorgan Chase, Receive Underlying
Reference: East West Bancorp Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 156 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Equinix Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 208 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Esab Monthly, Pay Variable
4.001% (SOFR + 0.35%) Monthly,
1/18/28 90 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 100 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Federal Realty Investment
Trust Monthly, Pay Variable 4.001%
(SOFR + 0.35%) Monthly, 1/18/28 221 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 132 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Intel Monthly, Pay Variable
4.001% (SOFR + 0.35%) Monthly,
1/18/28 190 86 — 86
JPMorgan Chase, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 98 (16) — (16)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 298 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Madison Air Solutions, Class
A Monthly, Pay Variable 4.000% (SOFR
+ 0.35%) Monthly, 1/18/28 145 19 — 19
JPMorgan Chase, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 4.001% (SOFR +
0.35%) Monthly, 1/18/28 194 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: PACCAR Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 376 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: Parker-Hannifin Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 285 (17) — (17)
JPMorgan Chase, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 103 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Public Storage Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 205 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.001% (SOFR + 0.35%) Monthly,
1/18/28 150 19 — 19
JPMorgan Chase, Receive Underlying
Reference: Sempra Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 204 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 130 12 — 12
JPMorgan Chase, Receive Underlying
Reference: TKO Group Holdings
Monthly, Pay Variable 4.001% (SOFR +
0.35%) Monthly, 1/18/28 233 (9) — (9)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Tradeweb Markets, Class A
Monthly, Pay Variable 4.001% (SOFR +
0.35%) Monthly, 1/18/28 116 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Trimble Monthly, Pay
Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 99 1 — 1
JPMorgan Chase, Receive Underlying
Reference: U.S. Bancorp Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 152 — — —
JPMorgan Chase, Receive Underlying
Reference: W.W. Grainger Monthly,
Pay Variable 4.001% (SOFR + 0.35%)
Monthly, 1/18/28 306 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Xylem Monthly, Pay Variable
4.001% (SOFR + 0.35%) Monthly,
1/18/28 100 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Domino's Pizza Monthly,
Receive Variable 3.451% (SOFR +
(0.20)%) Monthly, 1/18/28 184 15 — 15
Morgan Stanley, Pay Underlying
Reference: Hubbell Monthly, Receive
Variable 3.451% (SOFR + (0.20)%)
Monthly, 1/18/28 111 4 — 4
Morgan Stanley, Pay Underlying
Reference: Palo Alto Networks Monthly,
Receive Variable 3.451% (SOFR +
(0.20)%) Monthly, 1/18/28 119 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Alphabet Monthly, Pay
Variable 4.051% (SOFR + 0.40%)
Monthly, 1/18/28 265 37 — 37
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.051% (SOFR + 0.40%)
Monthly, 1/18/28 62 2 — 2
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
4.051% (SOFR + 0.40%) Monthly,
1/18/28 139 4 — 4

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Emerson Electric Monthly,
Pay Variable 4.051% (SOFR + 0.40%)
Monthly, 1/18/28 56 — — —
Morgan Stanley, Receive Underlying
Reference: LPL Financial Holdings
Monthly, Pay Variable 4.051% (SOFR +
0.40%) Monthly, 1/18/28 114 1 — 1
Morgan Stanley, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
4.051% (SOFR + 0.40%) Monthly,
1/18/28 175 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
4.051% (SOFR + 0.40%) Monthly,
1/18/28 310 (41) — (41)
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 4.051% (SOFR +
0.40%) Monthly, 1/18/28 161 1 — 1
Morgan Stanley, Receive Underlying
Reference: Yum! Brands Monthly, Pay
Variable 4.050% (SOFR + 0.40%)
Monthly, 1/18/28 150 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Yum! Brands Monthly, Pay
Variable 4.051% (SOFR + 0.40%)
Monthly, 1/18/28 137 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Yum! Brands Monthly, Pay
Variable 4.052% (SOFR + 0.40%)
Monthly, 1/18/28 82 (1) — (1)
Total United States — (48)
Total Bilateral Total Return Swaps — 125
Total Bilateral Swaps — 125

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 3,050 68 59 9
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 1,450 32 23 9
Total United States 18
Total Centrally Cleared Credit Default Swaps,
Protection Sold 18
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.800% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 233 1 — 1
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.830% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 232 1 — 1
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.596% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 100 1 — 1
Total United States 3
Total Centrally Cleared Zero-Coupon Inflation
Swaps 3
Total Centrally Cleared Swaps 21
Net payments (receipts) of variation margin to date (19)
Variation margin receivable (payable) on centrally cleared swaps $ 2
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 5/29/26 USD 635 HKD 4,968 $ —
Deutsche Bank 5/29/26 USD 11,592 EUR 9,901 (44)
Deutsche Bank 5/29/26 USD 5,059 GBP 3,750 (44)
JPMorgan Chase 5/15/26 JPY 59,604 USD 376 5
JPMorgan Chase 5/29/26 USD 3,139 CHF 2,473 (35)
JPMorgan Chase 5/29/26 USD 546 DKK 3,485 (2)
JPMorgan Chase 5/29/26 USD 302 ILS 904 (4)
JPMorgan Chase 5/29/26 USD 7,615 JPY 1,211,739 (145)
JPMorgan Chase 5/29/26 USD 258 NOK 2,397 (1)
JPMorgan Chase 5/29/26 USD 61 NZD 103 —
JPMorgan Chase 5/29/26 USD 1,098 SEK 10,166 (5)
Morgan Stanley 5/29/26 USD 506 SGD 644 (1)
State Street 5/29/26 USD 2,283 AUD 3,181 (7)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (283)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 51 Euro STOXX contracts 6/26 (3,496) $ (74)
Short, 6 FTSE 100 Index contracts 6/26 (847) 7
Short, 14 MSCI EAFE Index contracts 6/26 (2,132) (76)
Short, 24 S&P 500 E-Mini Index contracts 6/26 (8,693) (109)
Short, 6 S&P 500 E-Mini Index Energy Sector
contracts 6/26 (754) 13
Short, 52 S&P 500 Micro E-Mini Index contracts 6/26 (1,883) (129)
Short, 119 TOPIX Mini Index contracts 6/26 (2,846) (35)
Long, 18 U.S. Treasury Notes five year contracts 6/26 1,941 (34)
Long, 21 U.S. Treasury Notes two year contracts 6/26 4,350 (16)
Long, 8 Ultra U.S. Treasury Bonds contracts 6/26 920 (26)
Long, 9 Ultra U.S. Treasury Notes ten year
contracts 6/26 1,016 (11)
Net payments (receipts) of variation margin to date 230
Variation margin receivable (payable) on open futures contracts $ (260)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.05%  $ (102) $ (66) $ 494
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.64%  — 79 990
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.89%  — (53) 651
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.42%  — (81) 260
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.25%  (2) (72) 638
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  343 5,808 277
T. Rowe Price International Bond Fund - I
Class, 3.36%  — (118) 451
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.48%  (2) (154) 159
T. Rowe Price Natural Resources ETF  — 5 —
T. Rowe Price Government Reserve Fund,
3.72% — — 553++
T. Rowe Price Treasury Reserve Fund, 3.71% — — 49++
Affiliates not held at period end (3,167) 3,221 5
Totals $ (2,930)# $ 8,569 $ 4,527+

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.05%  $ 15,184 $ 1,490 $ 603 $ 16,005
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.64%  31,414 2,830 — 34,323
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.89%  18,161 4,045 — 22,153
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.42%  7,623 557 — 8,099
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.25%  18,387 1,331 152 19,494
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  44,004 7,965 495 57,282
T. Rowe Price International
Bond Fund - I Class, 3.36%  25,310 5,096 — 30,288
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.48%  9,446 158 152 9,298
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  18,108 — 21,329 —
T. Rowe Price Natural
Resources ETF  — 219 — 224
T. Rowe Price Government
Reserve Fund, 3.72% 8,096  ¤  ¤ 24,634
T. Rowe Price Treasury
Reserve Fund, 3.71% 25,284  ¤  ¤ 5,814
Total $ 227,614^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $338 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,527 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $217,732.

T. ROWE PRICE Global Allocation Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $639,968) $ 861,526
Receivable for investment securities sold 3,612
Unrealized gain on bilateral swaps 1,568
Interest and dividends receivable 1,376
Foreign currency (cost $1,000) 1,004
Receivable for shares sold 324
Unrealized gain on forward currency exchange contracts 5
Variation margin receivable on centrally cleared swaps 2
Other assets 1,082
Total assets 870,499
Liabilities
Obligation to return securities lending collateral 5,814
Payable for investment securities purchased 4,902
Unrealized loss on bilateral swaps 1,443
Payable for shares redeemed 921
Investment management fees payable 384
Unrealized loss on forward currency exchange contracts 288
Options written (premiums $313) 263
Variation margin payable on futures contracts 260
Due to affiliates 21
Other liabilities 301
Total liabilities 14,597
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 855,902

T. ROWE PRICE Global Allocation Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 216,878
Paid-in capital applicable to 51,043,428 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 639,024
NET ASSETS $ 855,902
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $541,468; Shares outstanding: 32,277,038) $ 16.78
Advisor Class
(Net assets: $2,947; Shares outstanding: 176,868) $ 16.66
I Class
(Net assets: $311,487; Shares outstanding: 18,589,522) $ 16.76

T. ROWE PRICE Global Allocation Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $212) $ 8,096
.
  Interest 2,040
Securities lending 32
Total income 10,168
Expenses
Investment management 2,852
Shareholder servicing
Investor Class $ 425
Advisor Class 4
I Class 26 455
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 12
Advisor Class 1
I Class 4 17
Custody and accounting 138
Legal and audit 76
Registration 45
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (573)
Total expenses 3,030
Net investment income 7,138

T. ROWE PRICE Global Allocation Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $74) 26,494
Futures (1,358)
Swaps 1,148
Options written 449
Forward currency exchange contracts 268
Foreign currency transactions (17)
Capital gain distributions from mutual funds 338
Net realized gain 27,322
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(158)) 21,885
Futures (404)
Swaps 145
Options written 55
Forward currency exchange contracts (598)
Other assets and liabilities denominated in foreign currencies 30
Change in net unrealized gain / loss 21,113
Net realized and unrealized gain / loss 48,435
INCREASE IN NET ASSETS FROM OPERATIONS $ 55,573

T. ROWE PRICE Global Allocation Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,138 $ 16,532
Net realized gain 27,322 41,786
Change in net unrealized gain / loss 21,113 39,973
Increase in net assets from operations 55,573 98,291
Distributions to shareholders
Net earnings
Investor Class (35,199) (25,481)
Advisor Class (195) (157)
I Class (20,630) (14,957)
Decrease in net assets from distributions (56,024) (40,595)
Capital share transactions
*
Shares sold
Investor Class 34,222 83,095
Advisor Class 256 578
I Class 30,005 55,980
Distributions reinvested
Investor Class 33,018 23,808
Advisor Class 174 139
I Class 19,983 14,641
Shares redeemed
Investor Class (56,554) (130,799)
Advisor Class (612) (1,185)
I Class (32,233) (87,934)
Increase (decrease) in net assets from capital
share transactions 28,259 (41,677)

T. ROWE PRICE Global Allocation Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase during period 27,808 16,019
Beginning of period 828,094 812,075
End of period $ 855,902 $ 828,094
*Share information (000s)
Shares sold
Investor Class 2,079 5,314
Advisor Class 16 37
I Class 1,821 3,576
Distributions reinvested
Investor Class 2,094 1,603
Advisor Class 11 9
I Class 1,270 987
Shares redeemed
Investor Class (3,454) (8,354)
Advisor Class (37) (77)
I Class (1,984) (5,685)
Increase (decrease) in shares outstanding 1,816 (2,590)

T. ROWE PRICE Global Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Allocation
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund
(Investor Class), the Global Allocation Fund–Advisor Class (Advisor Class)
and the Global Allocation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Global Allocation Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Global Allocation Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and
reflect
the assumptions that
market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Allocation Fund

Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Global Allocation Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 96,524 $ — $ 96,524
Asset-Backed Securities — 5,469 77 5,546
Bond Funds 139,660 — — 139,660
Closed-End Mutual Funds — 53 — 53
Common Stocks 286,330 173,283 424 460,037
Convertible Bonds — — 6 6
Convertible Preferred Stocks — — 2,503 2,503
Equity Funds 57,506 — — 57,506
Non-U.S. Government
Mortgage-Backed Securities — 4,026 85 4,111
Preferred Stocks — 112 111 223
Private Investment
Companies — — 64,909 64,909
Short-Term Investments 24,634 — — 24,634
Securities Lending Collateral 5,814 — — 5,814
Total Securities 513,944 279,467 68,115 861,526
Swaps* — 1,589 — 1,589
Forward Currency Exchange
Contracts — 5 — 5
Futures Contracts* 20 — — 20
Total $ 513,964 $ 281,061 $ 68,115 $ 863,140
Liabilities
Options Written $ — $ 263 $ — $ 263
Swaps — 1,443 — 1,443
Forward Currency Exchange
Contracts — 288 — 288
Futures Contracts* 510 — — 510
Total $ 510 $ 1,994 $ — $ 2,504

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
April 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss
1
Includes Corporate Bonds, Government Bonds, Municipal Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

on Level 3 instruments held at April 30, 2026, totaled $3,814,000 for the six months ended April 30, 2026. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired as a result of a corporate action.
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
4/30/26
Investment
in Securities
Asset-
Backed
Securities $ 97 $ (20) $ 6 $ — $ — $ (6) $ 77
Common
Stocks 358 79 — (13) 147 (147) 424
Convertible
Bonds — — — — 6 — 6
Convertible
Preferred
Stocks 2,368 (8) 143 — — — 2,503
Non-U.S.
Government
Mortgage-
Backed
Securities 92 — — (7) — — 85
Preferred
Stocks 111 — — — — — 111
Private
Investment
Companies 60,136 3,773 1,000 — — — 64,909
Total $ 63,162 $ 3,824 $ 1,149 $ (20) $ 153 $ (153) $ 68,115

T. ROWE PRICE Global Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-Backed
Securities
$ 77 Discounted
cash flow
Discount rate 5%
- 15%
14% Decrease
Common
Stocks
$424 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
4.7x
- 12.3x
10.5x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to sales
multiple
1.9x
- 9.6x
8.1x Increase
Sales growth
rate
24% 24% Increase
Premium to
public company
multiples
19%
- 26%
23% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 6 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,503 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
50% 50% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.3x
- 9.6x
5.2x Increase
Sales growth
rate
24% 24% Increase
Enterprise
value to gross
profit multiple
6.0x
- 12.3x
7.1x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to
EBITDA
multiple
8.4x
- 23.9x
14.8x Increase

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA growth
rate
124% 124% Increase
Premium to
public company
multiples
19%
- 26%
23% Increase
Cost of capital 25% 25% Decrease
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% - 5% 5% Increase
Volatility 45%
- 58%
55% Increase
Non-U.S.
Government
Mortgage-
Backed
Securities
$ 85 Discounted
cash flow
Discount rate 4% 4% Decrease
Discount
spread
2% 2% Decrease
Preferred
Stocks
$ 111 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 64,909 Rollforward of
Investee NAV
Estimated
return
1.77% 1.77% Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Global Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 3
Foreign exchange derivatives Forwards 5
Credit derivatives Centrally Cleared Swaps 18
Equity derivatives Bilateral Swaps, Futures 1,588
*
Total $ 1,614
*
Liabilities
Interest rate derivatives Futures $ 87
Foreign exchange derivatives Forwards 288
Credit derivatives Options Written 56
Equity derivatives Bilateral Swaps, Futures, Options
Written 2,073
Total $ 2,504
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1) $ (1)
Interest rate
derivatives — — 28 — — 28
Foreign
exchange
derivatives — — — 268 — 268
Credit
derivatives — (41) — — 4 (37)
Equity
derivatives 738 490 (1,386) — 1,145 987
Total $ 738 $ 449 $ (1,358) $ 268 $ 1,148 $ 1,245

T. ROWE PRICE Global Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 4 $ 4
Interest rate
derivatives — — (139) — — (139)
Foreign
exchange
derivatives — — — (598) — (598)
Credit
derivatives — 13 — — 16 29
Equity
derivatives — 42 (265) — 125 (98)
Total $ — $ 55 $ (404) $ (598) $ 145 $ (802)
^ Options purchased are reported as securities.

T. ROWE PRICE Global Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2026, securities valued at $369,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of April 30, 2026, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Global Allocation Fund

derivatives consisted of $959,000 cash. As of April 30, 2026, securities valued at $2,291,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 3% and 4% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.

T. ROWE PRICE Global Allocation Fund

Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and
4% of net assets.
Options   The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium

T. ROWE PRICE Global Allocation Fund

received by the fund. During the six months ended April 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 7% of net assets.
Swaps  The fund is subject to credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery

T. ROWE PRICE Global Allocation Fund

of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2026, the notional amount of protection sold by the fund totaled $4,500,000 (0.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
9% of net assets.

T. ROWE PRICE Global Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers

T. ROWE PRICE Global Allocation Fund

unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of April 30, 2026, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned

T. ROWE PRICE Global Allocation Fund

securities was $12,558,000; the aggregate value of collateral was $12,781,000 and consisted of cash collateral and related investments of $5,814,000 and U.S.
government securities of $6,967,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $160,400,000 and $183,348,000, respectively, for the six months ended April 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $646,462,000. Net unrealized gain aggregated
$214,217,000 at period-end, of which $246,864,000 related to appreciated investments and $32,647,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE Global Allocation Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Allocation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $351,000 remain subject to repayment by the fund at April 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $115,000 for T. Rowe Price Services, Inc.;
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 1.04% 1.15% 0.05%
Expense limitation date 12/31/27 12/31/27 12/31/27
(Waived)/repaid during the period ($000s) $— $(1) $(55)

T. ROWE PRICE Global Allocation Fund

and $2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
April 30, 2026, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 37

T. ROWE PRICE Global Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$328,000, $2,000 and $187,000 for the Investor Class, Advisor Class and
I Class, respectively, for the six months ended April 30, 2026.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% $ 99
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class 0.59% 52
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 21
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 47
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.63% 161
T. Rowe Price International Bond Fund - I Class 0.48% 63
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 23
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 14
T. Rowe Price Natural Resources ETF 0.44% —
Total Management Fee Waived $ 517

T. ROWE PRICE Global Allocation Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd, T. Rowe Price Australia Limited,
T. Rowe Price Hong Kong Limited, and T. Rowe Price Japan, Inc. (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the time of the Meeting, the Adviser had also entered into a subadvisory agreement with T. Rowe Price Singapore Private
Ltd. on behalf the fund. However, the Board approved lapsing that subadvisory agreement with T. Rowe Price Singapore Private Ltd. at the end of the agreement’s term on April 30, 2026. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory
Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the

T. ROWE PRICE Global Allocation Fund

fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’
senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts and the lapsing of the subadvisory agreement with
T. Rowe Price Singapore Private Ltd. effective April 30, 2026. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F154-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026